                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-04604
              -----------------------------------------------------

                           CREDIT SUISSE CAPITAL FUNDS
              -----------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
              -----------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                           Credit Suisse Capital Funds
                              466 Lexington Avenue
                          New York, New York 10017-3140


Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2003

Date of reporting period: November 1, 2002 to October 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2003


- CREDIT SUISSE
  LARGE CAP VALUE FUND
- CREDIT SUISSE
  SMALLCAP VALUE FUND


MORE COMPLETE INFORMATION ABOUT THE FUNDS, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE LARGE CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2003 (Unaudited)

                                                               November 20, 2003

Dear Shareholder:

   For the 12 months ended October 31, 2003, the Common Class shares of Credit Suisse Large Cap Value Fund (the "Fund") had a gain of 13.63%, versus an increase of 22.88% for the Russell 1000(R) Value Index.(1) The Fund's Class A shares(2) (without sales charge), Class B shares(2) (without contingent deferred sales charge) and Class C shares(2) (without contingent deferred sales charge) had returns of 13.97%, 13.07% and 13.14%, respectively, for the same period. The Fund's Advisor Class shares had a total return of 4.90% for the period beginning June 6, 2003 (the inception date of the Fund's Advisor Class) and ending October 31, 2003.

   The 12 month period was a positive one for the U.S. stock market, though equities struggled early on. The market reached its low point for the period in early March, hurt by a great deal of uncertainty regarding a looming conflict with Iraq and a related decline in consumer sentiment. Stocks began to recover, however, rising rapidly in 2003's second quarter, then continuing to rally in a more subdued manner. When the war came to a swift and seemingly successful end in April, a major cloud of uncertainty lifted and investors embraced risk. Optimism over a potential economic recovery also supported equities. Grounds for this optimism included historically low interest rates, a significant tax-reduction package, and an upturn in leading economic indicators around the world.

   The Fund participated in the market's rally, but it underperformed its benchmark, which we attribute in large part to our focus on high quality companies with relatively stable profits. The market's upward move was paced by "high beta" stocks (i.e., stocks that tend to outperform in rallying markets), representing companies with lackluster or even negative earnings. This was particularly true among information technology companies, which benefited from speculation that an improving economy would aid these long-struggling stocks. The outperformance of lower-tier stocks for the period notwithstanding, we continue to adhere to a discipline of owning profitable companies generating current free cash flows, in the belief that this strategy will provide competitive results over time.

   Another factor that hindered the Fund was its underweighting in the financial-services sector. The sector, which accounts for about a third of the Fund's benchmark, outperformed the broader market for the 12 months.

   In terms of noteworthy sector allocations, we ended the period with overweighted positions in the materials and producer durables areas. This is based in part on evidence that capital spending appears to be improving. Elsewhere of note, we intend to remain underweighted in the financial-services sector over the next 12 months. Given the early stages of an economic rebound, combined with burdensome budget and trade deficits and a weakening dollar, we expect to see upward pressure on interest rates. While we do not believe there will be a dramatic rise in rates, any increase might significantly hinder earnings growth for certain financial companies.

   Our search for opportunities in the technology sector continues, though valuations have become more lofty here. We may selectively add technology stocks if and when market volatility results in what we consider to be compelling valuation stories.

THE CREDIT SUISSE VALUE TEAM

Stanley A. Nabi
Scott T. Lewis
Robert E. Rescoe

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE LARGE CAP VALUE FUND COMMON CLASS SHARES AND
          THE RUSSELL 1000(R) VALUE INDEX(1) FROM INCEPTION (8/01/00).

             CREDIT SUISSE LARGE CAP VALUE FUND COMMON CLASS     RUSSELL 1000(R) VALUE INDEX(1)
  8/1/2000                         $   10,000                              $   10,000
 8/31/2000                         $   10,432                              $   10,557
 9/30/2000                         $   10,530                              $   10,654
10/31/2000                         $   10,870                              $   10,916
11/30/2000                         $   10,601                              $   10,511
12/31/2000                         $   11,296                              $   11,037
 1/31/2001                         $   11,126                              $   11,079
 2/28/2001                         $   10,956                              $   10,771
 3/31/2001                         $   10,584                              $   10,391
 4/30/2001                         $   11,027                              $   10,900
 5/31/2001                         $   11,236                              $   11,145
 6/30/2001                         $   10,898                              $   10,898
 7/31/2001                         $   10,825                              $   10,875
 8/31/2001                         $   10,430                              $   10,439
 9/30/2001                         $    9,770                              $    9,704
10/31/2001                         $    9,751                              $    9,621
11/30/2001                         $   10,239                              $   10,180
12/31/2001                         $   10,548                              $   10,419
 1/31/2002                         $   10,379                              $   10,339
 2/28/2002                         $   10,506                              $   10,356
 3/31/2002                         $   10,834                              $   10,845
 4/30/2002                         $   10,504                              $   10,473
 5/31/2002                         $   10,515                              $   10,526
 6/30/2002                         $    9,897                              $    9,922
 7/31/2002                         $    9,192                              $    8,999
 8/31/2002                         $    9,208                              $    9,067
 9/30/2002                         $    8,444                              $    8,059
10/31/2002                         $    9,006                              $    8,656
11/30/2002                         $    9,162                              $    9,201
12/31/2002                         $    8,886                              $    8,802
 1/31/2003                         $    8,657                              $    8,589
 2/28/2003                         $    8,482                              $    8,360
 3/31/2003                         $    8,525                              $    8,374
 4/30/2003                         $    9,089                              $    9,111
 5/31/2003                         $    9,566                              $    9,700
 6/30/2003                         $    9,675                              $    9,821
 7/31/2003                         $    9,691                              $    9,967
 8/31/2003                         $    9,839                              $   10,123
 9/30/2003                         $    9,822                              $   10,023
10/31/2003                         $   10,234                              $   10,637

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
              CREDIT SUISSE LARGE CAP VALUE FUND CLASS A SHARES AND
                THE RUSSELL 1000(R) VALUE INDEX(1) FOR TEN YEARS.

                             CREDIT SUISSE LARGE CAP VALUE FUND CLASS A              RUSSELL 1000(R) VALUE INDEX(1)
                             (WITH MAXIMUM SALES CHARGE)
10/31/1993                                   $    9,425                                           $   10,000
11/30/1993                                   $    9,312                                           $    9,794
12/31/1993                                   $    9,690                                           $    9,980
 1/31/1994                                   $   10,149                                           $   10,357
 2/28/1994                                   $    9,988                                           $   10,003
 3/31/1994                                   $    9,490                                           $    9,631
 4/30/1994                                   $    9,760                                           $    9,816
 5/31/1994                                   $    9,789                                           $    9,929
 6/30/1994                                   $    9,551                                           $    9,691
 7/31/1994                                   $    9,882                                           $    9,992
 8/31/1994                                   $   10,102                                           $   10,280
 9/30/1994                                   $    9,834                                           $    9,938
10/31/1994                                   $    9,856                                           $   10,077
11/30/1994                                   $    9,560                                           $    9,670
12/31/1994                                   $    9,460                                           $    9,781
 1/31/1995                                   $    9,623                                           $   10,082
 2/28/1995                                   $    9,878                                           $   10,481
 3/31/1995                                   $   10,088                                           $   10,711
 4/30/1995                                   $   10,243                                           $   11,049
 5/31/1995                                   $   10,625                                           $   11,514
 6/30/1995                                   $   10,671                                           $   11,670
 7/31/1995                                   $   10,906                                           $   12,077
 8/31/1995                                   $   11,015                                           $   12,247
 9/30/1995                                   $   11,475                                           $   12,690
10/31/1995                                   $   11,443                                           $   12,564
11/30/1995                                   $   11,970                                           $   13,201
12/31/1995                                   $   12,251                                           $   13,532
 1/31/1996                                   $   12,760                                           $   13,954
 2/29/1996                                   $   12,922                                           $   14,059
 3/31/1996                                   $   12,912                                           $   10,170
 4/30/1996                                   $   13,034                                           $   10,209
 5/31/1996                                   $   13,325                                           $   10,337
 6/30/1996                                   $   13,378                                           $   10,345
 7/31/1996                                   $   13,045                                           $    9,954
 8/31/1996                                   $   13,183                                           $   10,239
 9/30/1996                                   $   13,710                                           $   10,646
10/31/1996                                   $   14,029                                           $   11,057
11/30/1996                                   $   15,131                                           $   11,859
12/31/1996                                   $   14,939                                           $   11,708
 1/31/1997                                   $   15,670                                           $   12,276
 2/28/1997                                   $   15,922                                           $   12,456
 3/31/1997                                   $   15,153                                           $   12,008
 4/30/1997                                   $   15,714                                           $   12,512
 5/31/1997                                   $   16,792                                           $   13,211
 6/30/1997                                   $   17,471                                           $   13,778
 7/31/1997                                   $   18,607                                           $   14,815
 8/31/1997                                   $   17,698                                           $   14,287
 9/30/1997                                   $   18,549                                           $   15,150
10/31/1997                                   $   18,312                                           $   14,727
11/30/1997                                   $   19,238                                           $   15,378
12/31/1997                                   $   19,829                                           $   15,827
 1/31/1998                                   $   19,686                                           $   15,603
 2/28/1998                                   $   21,073                                           $   16,653
 3/31/1998                                   $   21,925                                           $   17,672
 4/30/1998                                   $   21,848                                           $   17,790
 5/31/1998                                   $   21,553                                           $   17,526
 6/30/1998                                   $   22,363                                           $   17,751
 7/31/1998                                   $   21,844                                           $   17,438
 8/31/1998                                   $   18,942                                           $   14,843
 9/30/1998                                   $   20,272                                           $   15,695
10/31/1998                                   $   21,817                                           $   16,911
11/30/1998                                   $   22,672                                           $   17,699
12/31/1998                                   $   23,515                                           $   18,301
 1/31/1999                                   $   23,716                                           $   18,447
 2/28/1999                                   $   23,218                                           $   18,187
 3/31/1999                                   $   23,811                                           $   18,563
 4/30/1999                                   $   25,169                                           $   20,297
 5/31/1999                                   $   24,639                                           $   20,074
 6/30/1999                                   $   25,885                                           $   20,657
 7/31/1999                                   $   25,715                                           $   20,052
 8/31/1999                                   $   24,983                                           $   19,308
 9/30/1999                                   $   24,071                                           $   18,633
10/31/1999                                   $   24,952                                           $   19,705
11/30/1999                                   $   25,104                                           $   19,551
12/31/1999                                   $   25,957                                           $   19,645
 1/31/2000                                   $   24,983                                           $   19,005
 2/29/2000                                   $   23,516                                           $   17,593
 3/31/2000                                   $   25,515                                           $   19,739
 4/30/2000                                   $   25,723                                           $   19,510
 5/31/2000                                   $   26,216                                           $   19,716
 6/30/2000                                   $   25,329                                           $   18,815
 7/31/2000                                   $   24,626                                           $   19,051
 8/31/2000                                   $   25,965                                           $   20,111
 9/30/2000                                   $   26,223                                           $   20,296
10/31/2000                                   $   27,058                                           $   20,795
11/30/2000                                   $   26,389                                           $   20,024
12/31/2000                                   $   28,125                                           $   21,027
 1/31/2001                                   $   27,690                                           $   21,107
 2/28/2001                                   $   27,267                                           $   20,520
 3/31/2001                                   $   26,347                                           $   19,796
 4/30/2001                                   $   27,449                                           $   20,766
 5/31/2001                                   $   27,982                                           $   21,233
 6/30/2001                                   $   27,134                                           $   20,761
 7/31/2001                                   $   26,952                                           $   20,718
 8/31/2001                                   $   25,969                                           $   19,887
 9/30/2001                                   $   24,327                                           $   18,487
10/31/2001                                   $   24,278                                           $   18,328
11/30/2001                                   $   25,494                                           $   19,393
12/31/2001                                   $   26,267                                           $   19,850
 1/31/2002                                   $   25,833                                           $   19,697
 2/28/2002                                   $   26,148                                           $   19,728
 3/31/2002                                   $   26,965                                           $   20,661
 4/30/2002                                   $   26,159                                           $   19,953
 5/31/2002                                   $   26,186                                           $   20,052
 6/30/2002                                   $   24,629                                           $   18,901
 7/31/2002                                   $   22,876                                           $   17,143
 8/31/2002                                   $   22,929                                           $   17,274
 9/30/2002                                   $   21,014                                           $   15,353
10/31/2002                                   $   22,426                                           $   16,491
11/30/2002                                   $   22,812                                           $   17,529
12/31/2002                                   $   22,128                                           $   16,769
 1/31/2003                                   $   21,542                                           $   16,363
 2/28/2003                                   $   21,107                                           $   15,926
 3/31/2003                                   $   21,228                                           $   15,953
 4/30/2003                                   $   22,619                                           $   17,357
 5/31/2003                                   $   23,806                                           $   18,478
 6/30/2003                                   $   24,099                                           $   18,709
 7/31/2003                                   $   24,140                                           $   18,988
 8/31/2003                                   $   24,509                                           $   19,284
 9/30/2003                                   $   24,465                                           $   19,095
10/31/2003                                   $   25,560                                           $   20,264

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
              CREDIT SUISSE LARGE CAP VALUE FUND CLASS B SHARES AND
          THE RUSSELL 1000(R) VALUE INDEX(1) FROM INCEPTION (2/28/96).

             CREDIT SUISSE LARGE CAP VALUE FUND CLASS B
             (WITH MAXIMUM CONTINGENT DEFERRED SALES CHARGE)   RUSSELL 1000(R) VALUE INDEX(1)
 2/28/1996                      $   10,000
 2/29/1996                      $    9,963                              $   10,000
 3/31/1996                      $    9,946                              $   10,170
 4/30/1996                      $   10,034                              $   10,209
 5/31/1996                      $   10,252                              $   10,337
 6/30/1996                      $   10,290                              $   10,345
 7/31/1996                      $   10,023                              $    9,954
 8/31/1996                      $   10,124                              $   10,239
 9/30/1996                      $   10,529                              $   10,646
10/31/1996                      $   10,767                              $   11,057
11/30/1996                      $   11,608                              $   11,859
12/31/1996                      $   11,449                              $   11,708
 1/31/1997                      $   12,003                              $   12,276
 2/28/1997                      $   12,190                              $   12,456
 3/31/1997                      $   11,592                              $   12,008
 4/30/1997                      $   12,016                              $   12,512
 5/31/1997                      $   12,827                              $   13,211
 6/30/1997                      $   13,343                              $   13,778
 7/31/1997                      $   14,204                              $   14,815
 8/31/1997                      $   13,502                              $   14,287
 9/30/1997                      $   14,148                              $   15,150
10/31/1997                      $   13,953                              $   14,727
11/30/1997                      $   14,654                              $   15,378
12/31/1997                      $   15,089                              $   15,827
 1/31/1998                      $   14,973                              $   15,603
 2/28/1998                      $   16,016                              $   16,653
 3/31/1998                      $   16,661                              $   17,672
 4/30/1998                      $   16,589                              $   17,790
 5/31/1998                      $   16,357                              $   17,526
 6/30/1998                      $   16,958                              $   17,751
 7/31/1998                      $   16,557                              $   17,438
 8/31/1998                      $   14,347                              $   14,843
 9/30/1998                      $   15,349                              $   15,695
10/31/1998                      $   16,506                              $   16,911
11/30/1998                      $   17,146                              $   17,699
12/31/1998                      $   17,772                              $   18,301
 1/31/1999                      $   17,909                              $   18,447
 2/28/1999                      $   17,524                              $   18,187
 3/31/1999                      $   17,965                              $   18,563
 4/30/1999                      $   18,977                              $   20,297
 5/31/1999                      $   18,567                              $   20,074
 6/30/1999                      $   19,498                              $   20,657
 7/31/1999                      $   19,354                              $   20,052
 8/31/1999                      $   18,800                              $   19,308
 9/30/1999                      $   18,094                              $   18,633
10/31/1999                      $   18,760                              $   19,705
11/30/1999                      $   18,858                              $   19,551
12/31/1999                      $   19,486                              $   19,645
 1/31/2000                      $   18,742                              $   19,005
 2/29/2000                      $   17,635                              $   17,593
 3/31/2000                      $   19,122                              $   19,739
 4/30/2000                      $   19,271                              $   19,510
 5/31/2000                      $   19,626                              $   19,716
 6/30/2000                      $   18,949                              $   18,815
 7/31/2000                      $   18,411                              $   19,051
 8/31/2000                      $   19,403                              $   20,111
 9/30/2000                      $   19,577                              $   20,296
10/31/2000                      $   20,196                              $   20,795
11/30/2000                      $   19,676                              $   20,024
12/31/2000                      $   20,955                              $   21,027
 1/31/2001                      $   20,628                              $   21,107
 2/28/2001                      $   20,302                              $   20,520
 3/31/2001                      $   19,596                              $   19,796
 4/30/2001                      $   20,414                              $   20,766
 5/31/2001                      $   20,787                              $   21,233
 6/30/2001                      $   20,149                              $   20,761
 7/31/2001                      $   20,004                              $   20,718
 8/31/2001                      $   19,258                              $   19,887
 9/30/2001                      $   18,027                              $   18,487
10/31/2001                      $   17,982                              $   18,328
11/30/2001                      $   18,873                              $   19,393
12/31/2001                      $   19,434                              $   19,850
 1/31/2002                      $   19,100                              $   19,697
 2/28/2002                      $   19,326                              $   19,728
 3/31/2002                      $   19,911                              $   20,661
 4/30/2002                      $   19,300                              $   19,953
 5/31/2002                      $   19,310                              $   20,052
 6/30/2002                      $   18,154                              $   18,901
 7/31/2002                      $   16,849                              $   17,143
 8/31/2002                      $   16,869                              $   17,274
 9/30/2002                      $   15,461                              $   15,353
10/31/2002                      $   16,491                              $   16,491
11/30/2002                      $   16,758                              $   17,529
12/31/2002                      $   16,248                              $   16,769
 1/31/2003                      $   15,814                              $   16,363
 2/28/2003                      $   15,491                              $   15,926
 3/31/2003                      $   15,562                              $   15,953
 4/30/2003                      $   16,582                              $   17,357
 5/31/2003                      $   17,430                              $   18,478
 6/30/2003                      $   17,642                              $   18,709
 7/31/2003                      $   17,652                              $   18,988
 8/31/2003                      $   17,915                              $   19,284
 9/30/2003                      $   17,868                              $   19,095
10/31/2003                      $   18,646                              $   20,264

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
              CREDIT SUISSE LARGE CAP VALUE FUND CLASS C SHARES AND
        THE RUSSELL 1000(R) VALUE INDEX(1),(3) FROM INCEPTION (2/28/00).

             CREDIT SUISSE LARGE CAP VALUE FUND CLASS C
             (WITH MAXIMUM CONTINGENT DEFERRED SALES CHARGE)  RUSSELL 1000(R) VALUE INDEX(1),(3)
 2/28/2000                      $   10,000                               $   10,000
 2/29/2000                      $   10,066                               $    9,257
 3/31/2000                      $   10,910                               $   10,386
 4/30/2000                      $   10,991                               $   10,266
 5/31/2000                      $   11,193                               $   10,374
 6/30/2000                      $   10,812                               $    9,900
 7/31/2000                      $   10,500                               $   10,024
 8/31/2000                      $   11,067                               $   10,582
 9/30/2000                      $   11,166                               $   10,679
10/31/2000                      $   11,520                               $   10,942
11/30/2000                      $   11,227                               $   10,536
12/31/2000                      $   11,958                               $   11,064
 1/31/2001                      $   11,766                               $   11,106
 2/28/2001                      $   11,574                               $   10,797
 3/31/2001                      $   11,174                               $   10,416
 4/30/2001                      $   11,641                               $   10,926
 5/31/2001                      $   11,854                               $   11,172
 6/30/2001                      $   11,490                               $   10,924
 7/31/2001                      $   11,407                               $   10,901
 8/31/2001                      $   10,981                               $   10,464
 9/30/2001                      $   10,279                               $    9,727
10/31/2001                      $   10,253                               $    9,644
11/30/2001                      $   10,763                               $   10,204
12/31/2001                      $   11,079                               $   10,444
 1/31/2002                      $   10,888                               $   10,364
 2/28/2002                      $   11,017                               $   10,380
 3/31/2002                      $   11,354                               $   10,871
 4/30/2002                      $   11,004                               $   10,499
 5/31/2002                      $   11,009                               $   10,551
 6/30/2002                      $   10,354                               $    9,945
 7/31/2002                      $    9,607                               $    9,021
 8/31/2002                      $    9,618                               $    9,089
 9/30/2002                      $    8,813                               $    8,078
10/31/2002                      $    9,397                               $    8,677
11/30/2002                      $    9,556                               $    9,224
12/31/2002                      $    9,258                               $    8,823
 1/31/2003                      $    9,016                               $    8,610
 2/28/2003                      $    8,825                               $    8,380
 3/31/2003                      $    8,871                               $    8,394
 4/30/2003                      $    9,449                               $    9,133
 5/31/2003                      $    9,935                               $    9,723
 6/30/2003                      $   10,051                               $    9,844
 7/31/2003                      $   10,062                               $    9,991
 8/31/2003                      $   10,213                               $   10,147
 9/30/2003                      $   10,186                               $   10,047
10/31/2003                      $   10,632                               $   10,662

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                 AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003

                                                                                   SINCE
                                         1 YEAR       5 YEARS       10 YEARS     INCEPTION
                                         ------       -------       --------     ---------
Common Class                             16.31%          --             --       (0.57)%
Advisor Class                               --           --             --        0.47%(5)
Class A Without Sales Charge(4)          16.42%        3.83%         10.17%      11.37%
Class A With Maximum
   Sales Charge(4)                        9.74%        2.61%          9.51%      11.24%
Class B Without CDSC                     15.57%        3.09%            --        7.95%
Class B With CDSC                        11.57%        3.09%            --        7.95%
Class C Without CDSC                     15.58%          --             --        0.52%
Class C With CDSC                        14.58%          --             --        0.52%

                  AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003

                                                                                   SINCE
                                         1 YEAR       5 YEARS       10 YEARS     INCEPTION
                                         ------       -------       --------     ---------
Common Class                             13.63%          --             --        0.71%
Advisor Class                               --           --             --        4.90%(5)
Class A Without Sales Charge(4)          13.97%        3.22%         10.49%      11.44%
Class A With Maximum
   Sales Charge(4)                        7.40%        2.00%          9.84%      11.32%
Class B Without CDSC                     13.07%        2.47%            --        8.46%
Class B With CDSC                         9.07%        2.47%            --        8.46%
Class C Without CDSC                     13.14%          --             --        1.68%
Class C With CDSC                        12.14%          --             --        1.68%

----------
(1) The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(2) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 7.40%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 9.07%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 12.14%.
(3) Performance for the benchmark is not available for February 28, 2000 (date of inception). For that reason, performance of the benchmark is shown from March 1, 2000.
(4)  Inception Date: 9/19/49.
(5)  Returns for periods less than one year are not annualized.

CREDIT SUISSE SMALL CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2003 (Unaudited)

                                                               November 20, 2003

Dear Shareholder:

   For the 12 months ended October 31, 2003, the Common Class shares of Credit Suisse Small Cap Value Fund(1) (the "Fund") had a gain of 17.75%, versus increases of 43.37% and 40.29%, respectively, for the Russell 2000(R) Index(2) and the Russell 2000(R) Value Index.(2) The Fund's Class A shares(3) (without sales charge), Class B shares(3) (without contingent deferred sales charge) and Class C shares(3) (without contingent deferred sales charge) had gains of 17.80%, 16.88% and 16.87%, respectively, for the same period.

   The 12 month period was a positive one for the U.S. stock market, though equities struggled early on. The market reached its low point for the period in early March, hurt by a great deal of uncertainty regarding a looming conflict with Iraq and a related decline in consumer sentiment. Stocks began to recover, however, rising rapidly in 2003's second quarter, then continuing to rally in a more subdued manner. When the war came to a swift and seemingly successful end in April, a major cloud of uncertainty lifted and investors embraced risk. Optimism over a potential economic recovery also supported equities. Grounds for this optimism included historically low interest rates, a significant tax-reduction package, and an upturn in leading economic indicators around the world.

   The Fund's underperformance of its benchmarks can be best described in terms of what it did not own, specifically lower-quality companies with lackluster or even negative earnings and/or heavily indebted balance sheets. The market's strong upward move was paced by such stocks -- particularly in the technology area, with the Russell 2000 Value Index's technology component rising about 80% in the period -- on speculation that an improving economy would aid them the most. This trend was evident across the market-capitalization spectrum, but was most pronounced in the small-cap value area, which is inhabited by a large number of financially struggling companies (in addition to many companies that we believe to have sound or improving financial profiles). The Fund's relative performance for the 12 months notwithstanding, we continue to adhere to a discipline of owning profitable companies generating current free cash flows, in the belief that this strategy will provide competitive results over time.

   From a sector perspective, another factor that hindered the Fund was its underweighting in the financial-services area. The sector, which accounts for about a third of the Fund's benchmark, outperformed the broader market for the 12 months.

   In terms of noteworthy sector allocation, we ended the period with overweighted positions in the materials and producer durables areas. This is based in part on evidence that capital spending appears to be improving. Elsewhere of note, we intend to remain underweighted in the financial-services sector over the next 12 months. Given the early stages of an economic rebound, combined with burdensome budget and trade deficits and a weakening dollar, we expect to see upward pressure on interest rates. While we do not believe there will be a dramatic rise in rates, any increase might significantly hinder earnings growth for certain financial companies.

   Our search for opportunities in the technology sector continues, though valuations have become more lofty here. We may selectively add technology stocks (we were underweighted in this sector as of the end of the period) if and when market volatility results in what we consider to be compelling valuation stories.

THE CREDIT SUISSE VALUE TEAM

Stanley A. Nabi
Scott T. Lewis
Robert E. Rescoe

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
           CREDIT SUISSE SMALL CAP VALUE FUND(1) COMMON CLASS SHARES,
       THE RUSSELL 2000(R) INDEX(2) AND THE RUSSELL 2000(R) VALUE INDEX(2)
                            FROM INCEPTION (8/01/00).

             CREDIT SUISSE SMALL CAP VALUE FUND(1) COMMON CLASS   RUSSELL 2000(R) INDEX(2)   RUSSELL 2000(R) VALUE INDEX(2)
  8/1/2000                         $   10,000                                $   10,000                  $   10,000
 8/31/2000                         $   10,511                                $   10,763                  $   10,447
 9/30/2000                         $   10,482                                $   10,447                  $   10,388
10/31/2000                         $   10,562                                $    9,981                  $   10,351
11/30/2000                         $   10,308                                $    8,956                  $   10,140
12/31/2000                         $   11,546                                $    9,725                  $   11,230
 1/31/2001                         $   11,661                                $   10,232                  $   11,540
 2/28/2001                         $   11,403                                $    9,560                  $   11,524
 3/31/2001                         $   11,298                                $    9,093                  $   11,339
 4/30/2001                         $   11,953                                $    9,804                  $   11,864
 5/31/2001                         $   12,300                                $   10,045                  $   12,169
 6/30/2001                         $   12,581                                $   10,392                  $   12,658
 7/31/2001                         $   12,393                                $    9,830                  $   12,375
 8/31/2001                         $   12,316                                $    9,512                  $   12,331
 9/30/2001                         $   11,172                                $    8,232                  $   10,970
10/31/2001                         $   11,595                                $    8,713                  $   11,256
11/30/2001                         $   12,118                                $    9,388                  $   12,066
12/31/2001                         $   12,842                                $    9,967                  $   12,805
 1/31/2002                         $   12,980                                $    9,864                  $   12,974
 2/28/2002                         $   13,345                                $    9,593                  $   13,054
 3/31/2002                         $   14,137                                $   10,365                  $   14,031
 4/30/2002                         $   14,451                                $   10,459                  $   14,525
 5/31/2002                         $   13,935                                $    9,995                  $   14,044
 6/30/2002                         $   13,420                                $    9,499                  $   13,734
 7/31/2002                         $   12,050                                $    8,065                  $   11,693
 8/31/2002                         $   12,395                                $    8,044                  $   11,642
 9/30/2002                         $   11,427                                $    7,467                  $   10,810
10/31/2002                         $   11,666                                $    7,706                  $   10,973
11/30/2002                         $   12,081                                $    8,394                  $   11,848
12/31/2002                         $   11,850                                $    7,926                  $   11,342
 1/31/2003                         $   11,404                                $    7,707                  $   11,022
 2/28/2003                         $   11,253                                $    7,474                  $   10,652
 3/31/2003                         $   11,170                                $    7,570                  $   10,766
 4/30/2003                         $   11,939                                $    8,288                  $   11,789
 5/31/2003                         $   12,557                                $    9,177                  $   12,993
 6/30/2003                         $   12,625                                $    9,344                  $   13,212
 7/31/2003                         $   12,948                                $    9,928                  $   13,871
 8/31/2003                         $   13,407                                $   10,383                  $   14,398
 9/30/2003                         $   13,044                                $   10,191                  $   14,233
10/31/2003                         $   13,737                                $   11,047                  $   15,393

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
    CREDIT SUISSE SMALL CAP VALUE FUND(1) CLASS A SHARES, THE RUSSELL 2000(R)
         INDEX(2) AND THE RUSSELL 2000(R) VALUE INDEX(2) FOR TEN YEARS.

             CREDIT SUISSE SMALL CAP VALUE FUND(1) CLASS A
             (WITH MAXIMUM SALES CHARGE)                     RUSSELL 2000(R) INDEX(2)   RUSSELL 2000(R) VALUE INDEX(2)
10/31/1993                       $    9,425                        $   10,000                       $   10,000
11/30/1993                       $    9,310                        $    9,674                       $    9,746
12/31/1993                       $    9,710                        $   10,005                       $   10,032
 1/31/1994                       $   10,012                        $   10,318                       $   10,390
 2/28/1994                       $   10,170                        $   10,281                       $   10,359
 3/31/1994                       $    9,754                        $    9,739                       $    9,896
 4/30/1994                       $    9,804                        $    9,797                       $    9,993
 5/31/1994                       $    9,728                        $    9,687                       $    9,979
 6/30/1994                       $    9,615                        $    9,360                       $    9,720
 7/31/1994                       $    9,817                        $    9,514                       $    9,899
 8/31/1994                       $   10,075                        $   10,044                       $   10,289
 9/30/1994                       $   10,000                        $   10,010                       $   10,179
10/31/1994                       $    9,867                        $    9,969                       $    9,992
11/30/1994                       $    9,438                        $    9,566                       $    9,589
12/31/1994                       $    9,643                        $    9,823                       $    9,877
 1/31/1995                       $    9,563                        $    9,699                       $    9,829
 2/28/1995                       $    9,953                        $   10,102                       $   10,193
 3/31/1995                       $   10,111                        $   10,275                       $   10,243
 4/30/1995                       $   10,355                        $   10,504                       $   10,547
 5/31/1995                       $   10,481                        $   10,684                       $   10,773
 6/30/1995                       $   10,672                        $   11,239                       $   11,141
 7/31/1995                       $   11,088                        $   11,886                       $   11,548
 8/31/1995                       $   11,187                        $   12,132                       $   11,891
 9/30/1995                       $   11,359                        $   12,349                       $   12,069
10/31/1995                       $   10,963                        $   11,796                       $   11,587
11/30/1995                       $   11,441                        $   12,292                       $   12,047
12/31/1995                       $   11,588                        $   12,616                       $   12,420
 1/31/1996                       $   11,405                        $   12,602                       $   12,503
 2/29/1996                       $   11,724                        $   12,995                       $   12,699
 3/31/1996                       $   12,042                        $   13,260                       $   12,965
 4/30/1996                       $   12,184                        $   13,969                       $   13,319
 5/31/1996                       $   12,530                        $   14,519                       $   13,656
 6/30/1996                       $   12,279                        $   13,923                       $   13,495
 7/31/1996                       $   11,391                        $   12,707                       $   12,777
 8/31/1996                       $   12,001                        $   13,445                       $   13,332
 9/30/1996                       $   12,435                        $   13,970                       $   13,696
10/31/1996                       $   12,476                        $   13,755                       $   13,855
11/30/1996                       $   12,909                        $   14,322                       $   14,600
12/31/1996                       $   13,278                        $   14,697                       $   15,074
 1/31/1997                       $   13,356                        $   14,991                       $   15,306
 2/28/1997                       $   13,412                        $   14,627                       $   15,451
 3/31/1997                       $   13,129                        $   13,937                       $   15,037
 4/30/1997                       $   13,164                        $   13,976                       $   15,258
 5/31/1997                       $   14,375                        $   15,531                       $   16,472
 6/30/1997                       $   15,034                        $   16,196                       $   17,306
 7/31/1997                       $   15,898                        $   16,950                       $   18,032
 8/31/1997                       $   16,188                        $   17,338                       $   18,319
 9/30/1997                       $   17,052                        $   18,607                       $   19,537
10/31/1997                       $   16,528                        $   17,789                       $   19,006
11/30/1997                       $   16,709                        $   17,674                       $   19,214
12/31/1997                       $   16,750                        $   17,983                       $   19,865
 1/31/1998                       $   16,615                        $   17,700                       $   19,506
 2/28/1998                       $   17,786                        $   19,008                       $   20,685
 3/31/1998                       $   18,395                        $   19,792                       $   21,524
 4/30/1998                       $   18,312                        $   19,902                       $   21,630
 5/31/1998                       $   17,554                        $   18,830                       $   20,865
 6/30/1998                       $   17,005                        $   18,869                       $   20,747
 7/31/1998                       $   15,781                        $   17,342                       $   19,122
 8/31/1998                       $   13,392                        $   13,974                       $   16,127
 9/30/1998                       $   13,918                        $   15,068                       $   17,038
10/31/1998                       $   14,677                        $   15,683                       $   17,543
11/30/1998                       $   15,243                        $   16,505                       $   18,018
12/31/1998                       $   15,977                        $   17,527                       $   18,583
 1/31/1999                       $   14,944                        $   17,759                       $   18,162
 2/28/1999                       $   14,053                        $   16,321                       $   16,922
 3/31/1999                       $   14,129                        $   16,576                       $   16,782
 4/30/1999                       $   15,396                        $   18,061                       $   18,314
 5/31/1999                       $   15,675                        $   18,325                       $   18,877
 6/30/1999                       $   16,377                        $   19,154                       $   19,561
 7/31/1999                       $   16,392                        $   18,628                       $   19,096
 8/31/1999                       $   15,788                        $   17,939                       $   18,399
 9/30/1999                       $   15,419                        $   17,943                       $   18,031
10/31/1999                       $   15,479                        $   18,015                       $   17,670
11/30/1999                       $   15,945                        $   19,091                       $   17,761
12/31/1999                       $   16,212                        $   21,252                       $   18,307
 1/31/2000                       $   15,259                        $   20,910                       $   17,828
 2/29/2000                       $   15,911                        $   24,363                       $   18,918
 3/31/2000                       $   17,457                        $   22,757                       $   19,007
 4/30/2000                       $   17,106                        $   21,387                       $   19,119
 5/31/2000                       $   17,073                        $   20,140                       $   18,828
 6/30/2000                       $   17,566                        $   21,896                       $   19,378
 7/31/2000                       $   17,842                        $   21,192                       $   20,023
 8/31/2000                       $   18,744                        $   22,808                       $   20,919
 9/30/2000                       $   18,694                        $   22,138                       $   20,800
10/31/2000                       $   18,836                        $   21,151                       $   20,726
11/30/2000                       $   18,383                        $   18,978                       $   20,304
12/31/2000                       $   20,594                        $   20,609                       $   22,486
 1/31/2001                       $   20,790                        $   21,682                       $   23,106
 2/28/2001                       $   20,330                        $   20,260                       $   23,075
 3/31/2001                       $   20,153                        $   19,269                       $   22,704
 4/30/2001                       $   21,319                        $   20,776                       $   23,756
 5/31/2001                       $   21,927                        $   21,287                       $   24,366
 6/30/2001                       $   22,426                        $   22,022                       $   25,346
 7/31/2001                       $   22,093                        $   20,830                       $   24,778
 8/31/2001                       $   21,956                        $   20,157                       $   24,691
 9/30/2001                       $   19,908                        $   17,444                       $   21,965
10/31/2001                       $   20,663                        $   18,465                       $   22,539
11/30/2001                       $   21,594                        $   19,894                       $   24,160
12/31/2001                       $   22,888                        $   21,122                       $   25,639
 1/31/2002                       $   23,134                        $   20,902                       $   25,979
 2/28/2002                       $   23,793                        $   20,330                       $   26,138
 3/31/2002                       $   25,190                        $   21,964                       $   28,095
 4/30/2002                       $   25,760                        $   22,164                       $   29,084
 5/31/2002                       $   24,832                        $   21,180                       $   28,122
 6/30/2002                       $   23,927                        $   20,129                       $   27,500
 7/31/2002                       $   21,491                        $   17,090                       $   23,414
 8/31/2002                       $   22,105                        $   17,047                       $   23,311
 9/30/2002                       $   20,384                        $   15,823                       $   21,646
10/31/2002                       $   20,809                        $   16,331                       $   21,971
11/30/2002                       $   21,547                        $   17,788                       $   23,724
12/31/2002                       $   21,135                        $   16,797                       $   22,711
 1/31/2003                       $   20,330                        $   16,332                       $   22,071
 2/28/2003                       $   20,062                        $   15,839                       $   21,329
 3/31/2003                       $   19,928                        $   16,043                       $   21,557
 4/30/2003                       $   21,294                        $   17,564                       $   23,605
 5/31/2003                       $   22,391                        $   19,448                       $   26,015
 6/30/2003                       $   22,526                        $   19,800                       $   26,455
 7/31/2003                       $   23,087                        $   21,040                       $   27,775
 8/31/2003                       $   23,916                        $   22,004                       $   28,831
 9/30/2003                       $   23,257                        $   21,596                       $   28,499
10/31/2003                       $   24,514                        $   23,411                       $   30,822

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
    CREDIT SUISSE SMALL CAP VALUE FUND(1) CLASS B SHARES, THE RUSSELL 2000(R)
             INDEX(2),(4) AND THE RUSSELL 2000(R) VALUE INDEX(2),(4)
                            FROM INCEPTION (2/28/96).

             CREDIT SUISSE SMALL CAP VALUE FUND(1) CLASS B
             (WITH MAXIMUM CONTINGENT DEFERRED SALES CHARGE)   RUSSELL 2000(R) INDEX(2),(4)   RUSSELL 2000(R) VALUE INDEX(2),(4)
 2/28/1996                         $   10,000                            $   10,000                        $   10,000
 3/31/1996                         $   10,195                            $   10,204                        $   10,210
 4/30/1996                         $   10,310                            $   10,749                        $   10,488
 5/31/1996                         $   10,603                            $   11,173                        $   10,754
 6/30/1996                         $   10,385                            $   10,714                        $   10,627
 7/31/1996                         $    9,627                            $    9,778                        $   10,062
 8/31/1996                         $   10,138                            $   10,346                        $   10,499
 9/30/1996                         $   10,499                            $   10,750                        $   10,785
10/31/1996                         $   10,528                            $   10,585                        $   10,910
11/30/1996                         $   10,884                            $   11,021                        $   11,497
12/31/1996                         $   11,196                            $   11,310                        $   11,871
 1/31/1997                         $   11,250                            $   11,535                        $   12,053
 2/28/1997                         $   11,298                            $   11,256                        $   12,168
 3/31/1997                         $   11,052                            $   10,725                        $   11,841
 4/30/1997                         $   11,070                            $   10,755                        $   12,015
 5/31/1997                         $   12,083                            $   11,951                        $   12,972
 6/30/1997                         $   12,634                            $   12,463                        $   13,628
 7/31/1997                         $   13,347                            $   13,043                        $   14,200
 8/31/1997                         $   13,580                            $   13,341                        $   14,426
 9/30/1997                         $   14,299                            $   14,318                        $   15,385
10/31/1997                         $   13,850                            $   13,689                        $   14,967
11/30/1997                         $   13,991                            $   13,600                        $   15,131
12/31/1997                         $   14,016                            $   13,838                        $   15,644
 1/31/1998                         $   13,896                            $   13,620                        $   15,361
 2/28/1998                         $   14,872                            $   14,627                        $   16,289
 3/31/1998                         $   15,367                            $   15,230                        $   16,950
 4/30/1998                         $   15,291                            $   15,315                        $   17,034
 5/31/1998                         $   14,644                            $   14,490                        $   16,431
 6/30/1998                         $   14,187                            $   14,520                        $   16,338
 7/31/1998                         $   13,154                            $   13,345                        $   15,058
 8/31/1998                         $   11,157                            $   10,753                        $   12,700
 9/30/1998                         $   11,588                            $   11,595                        $   13,417
10/31/1998                         $   12,191                            $   12,068                        $   13,815
11/30/1998                         $   12,656                            $   12,701                        $   14,189
12/31/1998                         $   13,259                            $   13,487                        $   14,634
 1/31/1999                         $   12,396                            $   13,666                        $   14,302
 2/28/1999                         $   11,647                            $   12,559                        $   13,326
 3/31/1999                         $   11,704                            $   12,755                        $   13,216
 4/30/1999                         $   12,745                            $   13,898                        $   14,422
 5/31/1999                         $   12,973                            $   14,101                        $   14,866
 6/30/1999                         $   13,544                            $   14,739                        $   15,404
 7/31/1999                         $   13,544                            $   14,334                        $   15,038
 8/31/1999                         $   13,043                            $   13,804                        $   14,489
 9/30/1999                         $   12,726                            $   13,807                        $   14,199
10/31/1999                         $   12,770                            $   13,863                        $   13,915
11/30/1999                         $   13,143                            $   14,691                        $   13,987
12/31/1999                         $   13,353                            $   16,354                        $   14,417
 1/31/2000                         $   12,566                            $   16,090                        $   14,040
 2/29/2000                         $   13,093                            $   18,747                        $   14,898
 3/31/2000                         $   14,358                            $   17,511                        $   14,968
 4/30/2000                         $   14,063                            $   16,457                        $   15,056
 5/31/2000                         $   14,028                            $   15,498                        $   14,827
 6/30/2000                         $   14,422                            $   16,849                        $   15,260
 7/31/2000                         $   14,640                            $   16,307                        $   15,768
 8/31/2000                         $   15,370                            $   17,551                        $   16,473
 9/30/2000                         $   15,321                            $   17,035                        $   16,380
10/31/2000                         $   15,427                            $   16,275                        $   16,322
11/30/2000                         $   15,045                            $   14,604                        $   15,989
12/31/2000                         $   16,838                            $   15,858                        $   17,707
 1/31/2001                         $   16,995                            $   16,685                        $   18,196
 2/28/2001                         $   16,615                            $   15,590                        $   18,171
 3/31/2001                         $   16,450                            $   14,828                        $   17,880
 4/30/2001                         $   17,400                            $   15,987                        $   18,707
 5/31/2001                         $   17,888                            $   16,381                        $   19,188
 6/30/2001                         $   18,284                            $   16,946                        $   19,960
 7/31/2001                         $   17,995                            $   16,029                        $   19,512
 8/31/2001                         $   17,871                            $   15,511                        $   19,444
 9/30/2001                         $   16,202                            $   13,423                        $   17,298
10/31/2001                         $   16,797                            $   14,209                        $   17,749
11/30/2001                         $   17,549                            $   15,309                        $   19,026
12/31/2001                         $   18,591                            $   16,254                        $   20,190
 1/31/2002                         $   18,771                            $   16,085                        $   20,458
 2/28/2002                         $   19,291                            $   15,644                        $   20,583
 3/31/2002                         $   20,417                            $   16,902                        $   22,125
 4/30/2002                         $   20,862                            $   17,055                        $   22,904
 5/31/2002                         $   20,105                            $   16,298                        $   22,146
 6/30/2002                         $   19,357                            $   15,490                        $   21,656
 7/31/2002                         $   17,371                            $   13,151                        $   18,438
 8/31/2002                         $   17,853                            $   13,118                        $   18,357
 9/30/2002                         $   16,453                            $   12,176                        $   17,046
10/31/2002                         $   16,784                            $   12,567                        $   17,302
11/30/2002                         $   17,371                            $   13,688                        $   18,683
12/31/2002                         $   17,026                            $   12,926                        $   17,885
 1/31/2003                         $   16,373                            $   12,567                        $   17,381
 2/28/2003                         $   16,145                            $   12,188                        $   16,797
 3/31/2003                         $   16,021                            $   12,345                        $   16,976
 4/30/2003                         $   17,109                            $   13,515                        $   18,589
 5/31/2003                         $   17,990                            $   14,966                        $   20,487
 6/30/2003                         $   18,073                            $   15,237                        $   20,833
 7/31/2003                         $   18,519                            $   16,190                        $   21,873
 8/31/2003                         $   19,171                            $   16,932                        $   22,704
 9/30/2003                         $   18,633                            $   16,619                        $   22,443
10/31/2003                         $   19,617                            $   18,015                        $   24,272

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
    CREDIT SUISSE SMALL CAP VALUE FUND(1) CLASS C SHARES, THE RUSSELL 2000(R)
             INDEX(2),(5) AND THE RUSSELL 2000(R) VALUE INDEX(2),(5)
                            FROM INCEPTION (2/28/00).

             CREDIT SUISSE SMALL CAP VALUE FUND(1) CLASS C
             (WITH MAXIMUM CONTINGENT DEFERRED SALES CHARGE)   RUSSELL 2000(R) INDEX(2),(5)   RUSSELL 2000(R) VALUE INDEX(2),(5)
 2/28/2000                        $   10,000                                $   10,000                       $   10,000
 3/31/2000                        $   11,256                                $    9,341                       $   10,047
 4/30/2000                        $   11,019                                $    8,778                       $   10,106
 5/31/2000                        $   10,992                                $    8,267                       $    9,952
 6/30/2000                        $   11,300                                $    8,987                       $   10,243
 7/31/2000                        $   11,471                                $    8,698                       $   10,584
 8/31/2000                        $   12,044                                $    9,362                       $   11,057
 9/30/2000                        $   12,006                                $    9,087                       $   10,995
10/31/2000                        $   12,088                                $    8,681                       $   10,956
11/30/2000                        $   11,788                                $    7,790                       $   10,733
12/31/2000                        $   13,200                                $    8,459                       $   11,886
 1/31/2001                        $   13,323                                $    8,900                       $   12,214
 2/28/2001                        $   13,018                                $    8,316                       $   12,197
 3/31/2001                        $   12,895                                $    7,909                       $   12,001
 4/30/2001                        $   13,635                                $    8,528                       $   12,557
 5/31/2001                        $   14,018                                $    8,738                       $   12,880
 6/30/2001                        $   14,329                                $    9,039                       $   13,398
 7/31/2001                        $   14,102                                $    8,550                       $   13,098
 8/31/2001                        $   14,005                                $    8,274                       $   13,052
 9/30/2001                        $   12,693                                $    7,160                       $   11,611
10/31/2001                        $   13,167                                $    7,579                       $   11,914
11/30/2001                        $   13,752                                $    8,166                       $   12,771
12/31/2001                        $   14,571                                $    8,670                       $   13,553
 1/31/2002                        $   14,712                                $    8,580                       $   13,732
 2/28/2002                        $   15,121                                $    8,345                       $   13,816
 3/31/2002                        $   16,006                                $    9,015                       $   14,851
 4/30/2002                        $   16,356                                $    9,097                       $   15,374
 5/31/2002                        $   15,761                                $    8,694                       $   14,865
 6/30/2002                        $   15,173                                $    8,262                       $   14,536
 7/31/2002                        $   13,619                                $    7,015                       $   12,376
 8/31/2002                        $   13,998                                $    6,997                       $   12,322
 9/30/2002                        $   12,897                                $    6,495                       $   11,442
10/31/2002                        $   13,158                                $    6,703                       $   11,614
11/30/2002                        $   13,611                                $    7,301                       $   12,540
12/31/2002                        $   13,348                                $    6,895                       $   12,005
 1/31/2003                        $   12,835                                $    6,704                       $   11,666
 2/28/2003                        $   12,655                                $    6,501                       $   11,274
 3/31/2003                        $   12,558                                $    6,585                       $   11,395
 4/30/2003                        $   13,413                                $    7,209                       $   12,478
 5/31/2003                        $   14,098                                $    7,983                       $   13,752
 6/30/2003                        $   14,171                                $    8,127                       $   13,984
 7/31/2003                        $   14,513                                $    8,636                       $   14,682
 8/31/2003                        $   15,027                                $    9,032                       $   15,240
 9/30/2003                        $   14,603                                $    8,864                       $   15,064
10/31/2003                        $   15,377                                $    9,609                       $   16,292

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                 AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003

                                                                                   SINCE
                                         1 YEAR       5 YEARS       10 YEARS     INCEPTION
                                         ------       -------       --------     ---------
Common Class                             14.14%           --           --           8.75%
Class A Without Sales Charge(6)          14.09%        10.81%        9.68%         12.83%
Class A With Maximum
   Sales Charge(6)                        7.55%         9.51%        9.04%         12.65%
Class B Without CDSC                     13.25%         9.96%          --           8.55%
Class B With CDSC                         9.25%         9.96%          --           8.55%
Class C Without CDSC                     13.23%           --           --          11.13%
Class C With CDSC                        12.23%           --           --          11.13%

                  AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003

                                                                                   SINCE
                                         1 YEAR       5 YEARS       10 YEARS     INCEPTION
                                         ------       -------       --------     ---------
Common Class                             17.75%           --            --         10.26%
Class A Without Sales Charge(6)          17.80%        10.80%        10.03%        12.96%
Class A With Maximum
   Sales Charge(6)                       11.01%         9.50%         9.38%        12.78%
Class B Without CDSC                     16.88%         9.98%           --          9.18%
Class B With CDSC                        12.88%         9.98%           --          9.18%
Class C Without CDSC                     16.87%           --            --         12.43%
Class C With CDSC                        15.87%           --            --         12.43%

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represent approximately 8% of the total market capitalization of the Russell 3000(R) Index. It is an unmanaged index of common stocks which includes reinvestment of dividends and is compiled by Frank Russell Company. The Russell 3000(R) Index is composed of 3,000 of the largest U.S. companies by market capitalization. The returns for the Russell 2000(R) Index do not include any sales charges, fees or other expenses. The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 11.01%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 12.88%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 15.87%.
(4) Performance for the benchmark is not available for February 28, 1996 (date of inception). For that reason, performance is shown from March 1, 1996.
(5) Performance for the benchmark is not available for February 28, 2000 (date of inception). For that reason, performance is shown from March 1, 2000.
(6)  Inception Date: 2/8/1967.

CREDIT SUISSE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2003

                                                       NUMBER OF
                                                         SHARES           VALUE
                                                     --------------   --------------
COMMON STOCKS (98.3%)
AEROSPACE & DEFENSE (6.0%)
    Alliant Techsystems, Inc.*                               68,000   $    3,519,680
    General Dynamics Corp.                                   49,700        4,159,890
    United Technologies Corp.                               164,800       13,956,912
                                                                      --------------
                                                                          21,636,482
                                                                      --------------
AUTO COMPONENTS (2.7%)
    Johnson Controls, Inc.                                   46,000        4,946,380
    Lear Corp.*                                              84,800        4,926,032
                                                                      --------------
                                                                           9,872,412
                                                                      --------------
BANKS (10.8%)
    Bank of America Corp.                                   113,737        8,613,303
    Charter One Financial, Inc.                             118,630        3,791,415
    Mellon Financial Corp.                                  173,000        5,167,510
    Wachovia Corp.                                          127,900        5,866,773
    Washington Mutual, Inc.                                 132,600        5,801,250
    Wells Fargo & Co.                                       178,200       10,036,224
                                                                      --------------
                                                                          39,276,475
                                                                      --------------
BEVERAGES (1.0%)
    Anheuser-Busch Companies, Inc.                           70,900        3,492,534
                                                                      --------------
BUILDING PRODUCTS (2.5%)
    American Standard Companies, Inc.*                       94,400        9,034,080
                                                                      --------------
CHEMICALS (2.1%)
    International Flavors & Fragrances, Inc.                113,000        3,740,300
    PPG Industries, Inc.                                     69,500        4,006,675
                                                                      --------------
                                                                           7,746,975
                                                                      --------------
COMMERCIAL SERVICES & SUPPLIES (3.3%)
    Avery Dennison Corp.                                     97,400        5,121,292
    Cendant Corp.*                                          338,600        6,917,598
                                                                      --------------
                                                                          12,038,890
                                                                      --------------
COMPUTERS & PERIPHERALS (3.2%)
    Hewlett-Packard Co.                                     329,920        7,360,515
    Seagate Technology                                      183,200        4,209,936
                                                                      --------------
                                                                          11,570,451
                                                                      --------------
DIVERSIFIED FINANCIALS (9.2%)
    Citigroup, Inc.                                         348,833       16,534,684
    Freddie Mac                                             132,300        7,425,999
    Lehman Brothers Holdings, Inc.                           74,100        5,335,200
    Morgan Stanley                                           73,100        4,010,997
                                                                      --------------
                                                                          33,306,880
                                                                      --------------
DIVERSIFIED TELECOMMUNICATION SERVICES (3.1%)
    ALLTEL Corp.                                             46,000        2,174,420
    BellSouth Corp.                                         158,700        4,175,397
    Verizon Communications, Inc.                            140,700        4,727,520
                                                                      --------------
                                                                          11,077,337
                                                                      --------------

                 See Accompanying Notes to Financial Statements.

                                                       NUMBER OF
                                                         SHARES           VALUE
                                                     --------------   --------------
COMMON STOCKS
ELECTRIC UTILITIES (1.0%)
    Progress Energy, Inc.                                    88,700   $    3,822,970
                                                                      --------------
ELECTRICAL EQUIPMENT (1.8%)
    Emerson Electric Co.                                    117,700        6,679,475
                                                                      --------------
FOOD PRODUCTS (2.8%)
    Dean Foods Co.*                                         120,700        3,651,175
    General Mills, Inc.                                     148,300        6,651,255
                                                                      --------------
                                                                          10,302,430
                                                                      --------------
HEALTHCARE PROVIDERS & SERVICES (2.4%)
    Aetna, Inc.                                              94,400        5,419,504
    Cardinal Health, Inc.                                    56,500        3,352,710
                                                                      --------------
                                                                           8,772,214
                                                                      --------------
HOUSEHOLD DURABLES (2.0%)
    Newell Rubbermaid, Inc.                                 318,100        7,252,680
                                                                      --------------
HOUSEHOLD PRODUCTS (2.0%)
    Kimberly-Clark Corp.                                    134,800        7,118,788
                                                                      --------------
INDUSTRIAL CONGLOMERATES (3.2%)
    Textron, Inc.                                            91,600        4,551,604
    Tyco International, Ltd.                                345,800        7,220,304
                                                                      --------------
                                                                          11,771,908
                                                                      --------------
INSURANCE (5.1%)
    Hartford Financial Services Group, Inc.                 199,800       10,969,020
    St. Paul Companies, Inc.                                198,100        7,553,553
                                                                      --------------
                                                                          18,522,573
                                                                      --------------
IT CONSULTING & SERVICES (1.5%)
    Unisys Corp.*                                           350,200        5,379,072
                                                                      --------------
MACHINERY (3.5%)
    Eaton Corp.                                              46,000        4,611,040
    Harsco Corp.                                             75,000        2,873,250
    ITT Industries, Inc.                                     77,900        5,296,421
                                                                      --------------
                                                                          12,780,711
                                                                      --------------
MEDIA (2.4%)
    Gannett Company, Inc.                                    46,400        3,902,704
    Tribune Co.                                              52,400        2,570,220
    Viacom, Inc. Class B                                     54,300        2,164,941
                                                                      --------------
                                                                           8,637,865
                                                                      --------------
MULTI-UTILITIES (1.5%)
    Calpine Corp.*                                        1,171,000        5,398,310
                                                                      --------------
OIL & GAS (8.3%)
    Apache Corp.                                             49,600        3,458,112
    ConocoPhillips                                          168,050        9,604,057
    Devon Energy Corp.                                       94,400        4,578,400

                 See Accompanying Notes to Financial Statements.

                                                       NUMBER OF
                                                         SHARES           VALUE
                                                     --------------   --------------
COMMON STOCKS
OIL & GAS
    Exxon Mobil Corp.                                       262,700   $    9,609,566
    Noble Energy, Inc.                                       73,100        2,903,532
                                                                      --------------
                                                                          30,153,667
                                                                      --------------
PAPER & FOREST PRODUCTS (1.0%)
    MeadWestvaco Corp.                                      138,200        3,582,144
                                                                      --------------
PHARMACEUTICALS (8.4%)
    Abbott Laboratories                                     166,100        7,079,182
    Bristol-Myers Squibb Co.                                132,400        3,358,988
    Johnson & Johnson                                       159,900        8,047,767
    Merck & Company, Inc.                                    40,600        1,796,550
    Pfizer, Inc.                                            224,616        7,097,866
    Wyeth                                                    66,100        2,917,654
                                                                      --------------
                                                                          30,298,007
                                                                      --------------
ROAD & RAIL (2.5%)
    Burlington Northern Santa Fe Corp.                      314,500        9,101,630
                                                                      --------------
SOFTWARE (2.1%)
    Microsoft Corp.                                         289,600        7,573,040
                                                                      --------------
TOBACCO (2.9%)
    Altria Group, Inc.                                      131,800        6,128,700
    R.J. Reynolds Tobacco Holdings, Inc.                     88,500        4,250,655
                                                                      --------------
                                                                          10,379,355
                                                                      --------------
TOTAL COMMON STOCKS (Cost $297,506,970)                                  356,579,355
                                                                      --------------

                                                          PAR
                                                         (000)
                                                     --------------
SHORT-TERM INVESTMENT (1.6%)
    State Street Bank and Trust Co.
      Euro Time Deposit, 0.750%, 11/03/03
      (Cost $5,722,000)                              $        5,722        5,722,000
                                                                      --------------

TOTAL INVESTMENTS AT VALUE (99.9%)
  (Cost $303,228,970)                                                    362,301,355

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                 356,711
                                                                      --------------

NET ASSETS (100.0%)                                                   $  362,658,066
                                                                      ==============

* Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2003

                                                       NUMBER OF
                                                         SHARES           VALUE
                                                     --------------   --------------
COMMON STOCKS (91.4%)
AEROSPACE & DEFENSE (0.7%)
    DRS Technologies, Inc.*                                  80,000   $    1,924,800
                                                                      --------------
AUTO COMPONENTS (0.9%)
    Visteon Corp.                                           376,000        2,428,960
                                                                      --------------
BANKS (16.5%)
    Alabama National Bancorp.                                77,100        4,059,315
    Century Bancorp, Inc. Class A                            36,500        1,269,470
    Cullen/Frost Bankers, Inc.                               79,700        3,089,172
    First Financial Holdings, Inc.                          141,100        4,254,165
    FirstFed Financial Corp.*                               134,000        6,030,000
    FirstMerit Corp.                                        170,000        4,382,600
    Hudson United Bancorp.                                   92,500        3,356,825
    Prosperity Bancshares, Inc.                             130,600        3,016,860
    Sky Financial Group, Inc.                               119,000        2,897,650
    Susquehanna Bancshares, Inc.                            158,900        3,980,445
    Webster Financial Corp.                                 126,300        5,645,610
    WSFS Financial Corp.                                     47,000        2,004,550
                                                                      --------------
                                                                          43,986,662
                                                                      --------------
BUILDING PRODUCTS (1.0%)
    Griffon Corp.*                                          141,000        2,728,350
                                                                      --------------
CHEMICALS (3.5%)
    Cambrex Corp.                                            86,400        2,042,496
    H.B. Fuller Co.                                         180,000        4,460,400
    Polyone Corp.*                                          609,800        2,945,334
                                                                      --------------
                                                                           9,448,230
                                                                      --------------
COMMERCIAL SERVICES & SUPPLIES (3.4%)
    Banta Corp.                                             130,000        4,973,800
    Watson Wyatt & Company Holdings*                        175,800        4,227,990
                                                                      --------------
                                                                           9,201,790
                                                                      --------------
COMPUTERS & PERIPHERALS (1.0%)
    Imation Corp.                                            78,200        2,662,710
                                                                      --------------
CONSTRUCTION & ENGINEERING (1.1%)
    EMCOR Group, Inc.*                                       75,000        2,826,750
                                                                      --------------
CONTAINERS & PACKAGING (2.0%)
    AptarGroup, Inc.                                        150,000        5,370,000
                                                                      --------------
ELECTRIC UTILITIES (1.0%)
    OGE Energy Corp.                                        116,000        2,645,960
                                                                      --------------
ELECTRICAL EQUIPMENT (4.7%)
    AMETEK, Inc.                                             64,400        3,030,020
    Brady Corp.                                             120,000        4,236,000
    C&D Technologies, Inc.                                  120,000        2,391,600
    Rayovac Corp.*                                          177,200        2,913,168
                                                                      --------------
                                                                          12,570,788
                                                                      --------------

                 See Accompanying Notes to Financial Statements.

                                                       NUMBER OF
                                                         SHARES           VALUE
                                                     --------------   --------------
COMMON STOCKS
ELECTRONIC EQUIPMENT & INSTRUMENTS (8.0%)
    Electro Scientific Industries, Inc.*                    156,200   $    3,836,272
    OSI Systems, Inc.*                                      109,000        2,004,510
    Rogers Corp.*                                           150,000        5,997,000
    Roper Industries, Inc.                                   38,600        1,907,612
    Varian, Inc.*                                           144,000        5,156,640
    Woodhead Industries, Inc.                               162,300        2,564,340
                                                                      --------------
                                                                          21,466,374
                                                                      --------------
ENERGY EQUIPMENT & SERVICES (3.4%)
    Oceaneering International, Inc.*                        197,000        4,542,820
    Varco International, Inc.*                              261,767        4,604,482
                                                                      --------------
                                                                           9,147,302
                                                                      --------------
FOOD & DRUG RETAILING (1.5%)
    Ruddick Corp.                                           250,000        3,990,000
                                                                      --------------
FOOD PRODUCTS (3.0%)
    Del Monte Foods Co.*                                    398,800        3,792,588
    Sensient Technologies Corp.                             220,800        4,239,360
                                                                      --------------
                                                                           8,031,948
                                                                      --------------
GAS UTILITIES (2.5%)
    National Fuel Gas Co.                                   100,400        2,243,940
    WGL Holdings, Inc.                                      160,000        4,424,000
                                                                      --------------
                                                                           6,667,940
                                                                      --------------
HEALTHCARE EQUIPMENT & SUPPLIES (6.8%)
    Arrow International, Inc.                               200,000        5,276,000
    Cooper Companies, Inc.                                  132,600        5,761,470
    Invacare Corp.                                          110,000        4,512,200
    STERIS Corp.*                                           121,200        2,523,384
                                                                      --------------
                                                                          18,073,054
                                                                      --------------
HEALTHCARE PROVIDERS & SERVICES (3.1%)
    Beverly Enterprises, Inc.*                              443,400        2,691,438
    LifePoint Hospitals, Inc.*                               96,500        2,481,015
    Service Corp. International*                            643,900        3,122,915
                                                                      --------------
                                                                           8,295,368
                                                                      --------------
HOTELS, RESTAURANTS & LEISURE (1.7%)
    Marcus Corp.                                            182,575        2,729,496
    O'Charley's, Inc.*                                      111,000        1,870,350
                                                                      --------------
                                                                           4,599,846
                                                                      --------------
HOUSEHOLD DURABLES (1.4%)
    Ethan Allen Interiors, Inc.                             100,000        3,680,000
                                                                      --------------
INDUSTRIAL CONGLOMERATES (4.1%)
    Carlisle Companies, Inc.                                 80,000        4,588,000
    Lydall, Inc.*                                           199,500        2,372,055
    Teleflex, Inc.                                           85,000        3,910,850
                                                                      --------------
                                                                          10,870,905
                                                                      --------------

                 See Accompanying Notes to Financial Statements.

                                                       NUMBER OF
                                                         SHARES           VALUE
                                                     --------------   --------------
COMMON STOCKS
INSURANCE (2.8%)
    HCC Insurance Holdings, Inc.                            149,400   $    4,353,516
    Horace Mann Educators Corp.                              28,000          371,000
    Selective Insurance Group, Inc.                          90,700        2,784,490
                                                                      --------------
                                                                           7,509,006
                                                                      --------------
IT CONSULTING & SERVICES (1.1%)
    Keane, Inc.*                                            230,200        3,024,828
                                                                      --------------
LEISURE EQUIPMENT & PRODUCTS (0.3%)
    K2, Inc.*                                                50,000          829,500
                                                                      --------------
MACHINERY (5.4%)
    AGCO Corp.*                                              91,900        1,654,200
    ESCO Technologies, Inc.*                                101,100        4,395,828
    Flowserve Corp.*                                        167,600        3,429,096
    Robbins & Myers, Inc.                                    70,500        1,487,550
    The Manitowoc Company, Inc.                             157,000        3,406,900
                                                                      --------------
                                                                          14,373,574
                                                                      --------------
MEDIA (3.0%)
    Harte-Hanks, Inc.                                       225,000        4,470,750
    Scholastic Corp.*                                       113,300        3,504,369
                                                                      --------------
                                                                           7,975,119
                                                                      --------------
METALS & MINING (0.5%)
    Quanex Corp.                                             33,200        1,329,660
                                                                      --------------
OIL & GAS (3.6%)
    Denbury Resources, Inc.*                                217,100        2,739,802
    Evergreen Resources, Inc.*                               98,000        2,687,160
    Houston Explorational Co.*                              117,500        4,112,500
                                                                      --------------
                                                                           9,539,462
                                                                      --------------
PHARMACEUTICALS (0.2%)
    K-V Pharmaceutical Co. Class A*                          19,800          475,200
                                                                      --------------
ROAD & RAIL (1.6%)
    Werner Enterprises, Inc.                                231,250        4,171,750
                                                                      --------------
SOFTWARE (0.9%)
    Progress Software Corp.*                                114,500        2,527,015
                                                                      --------------
TEXTILES & APPAREL (0.2%)
    The Warnaco Group, Inc.*                                 27,400          478,130
                                                                      --------------
TRADING COMPANIES & DISTRIBUTORS (0.5%)
    MSC Industrial Direct Company, Inc. Class A              54,400        1,286,560
                                                                      --------------
TOTAL COMMON STOCKS (Cost $182,312,474)                                  244,137,541
                                                                      --------------

                 See Accompanying Notes to Financial Statements.

                                                       NUMBER OF
                                                         SHARES           VALUE
                                                     --------------   --------------
WARRANTS (0.0%)
BANKS (0.0%)
    Dime Bancorp. Expires 11/22/05*
    (Cost $5,015)                                            22,100   $        3,757
                                                                      --------------

                                                          PAR
                                                         (000)
                                                     --------------
SHORT-TERM INVESTMENT (7.7%)
    State Street Bank and Trust Co.
      Euro Time Deposit, 0.750%, 11/03/03
      (Cost $20,463,000)                             $       20,463       20,463,000
                                                                      --------------

TOTAL INVESTMENTS AT VALUE (99.1%)
  (Cost $202,780,489)                                                    264,604,298

OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)                               2,488,530
                                                                      --------------

NET ASSETS (100.0%)                                                   $  267,092,828
                                                                      ==============

* Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2003

                                                                                LARGE CAP       SMALL CAP
                                                                                VALUE FUND      VALUE FUND
                                                                              -------------   -------------
ASSETS
    Investments at value (Cost $303,228,970, and
      $202,780,489, respectively) (Note 1)                                    $ 362,301,355   $ 264,604,298
    Cash                                                                                834             811
    Receivable for investments sold                                               7,585,174       4,836,473
    Dividend and interest receivable                                                649,692         185,039
    Receivable for fund shares sold                                                 104,618         318,452
    Prepaid expenses                                                                 35,975          25,260
                                                                              -------------   -------------
      Total Assets                                                              370,677,648     269,970,333
                                                                              -------------   -------------
LIABILITIES
    Advisory fee payable (Note 2)                                                   194,780         197,215
    Administrative services fee payable (Note 2)                                     66,513          48,809
    Shareholder servicing/Distribution fee payable (Note 2)                         101,715          75,457
    Payable for investments purchased                                             7,193,656       2,050,166
    Payable for fund shares redeemed                                                328,326         379,814
    Trustees' fee payable                                                             1,993           1,993
    Other accrued expenses payable                                                  132,599         124,051
                                                                              -------------   -------------
      Total Liabilities                                                           8,019,582       2,877,505
                                                                              -------------   -------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                         19,437          13,395
    Paid-in capital (Note 5)                                                    296,095,477     191,973,280
    Undistributed net investment income                                             197,878              --
    Accumulated net realized gain on investments                                  7,272,889      13,282,344
    Net unrealized appreciation from investments                                 59,072,385      61,823,809
                                                                              -------------   -------------
      Net Assets                                                              $ 362,658,066   $ 267,092,828
                                                                              =============   =============
COMMON SHARES
    Net assets                                                                $     736,574   $  47,968,590
    Shares outstanding                                                               39,576       2,395,581
                                                                              -------------   -------------
    Net asset value, offering price, and redemption price per share           $       18.61   $       20.02
                                                                              =============   =============
ADVISOR SHARES
    Net assets                                                                $  22,336,363             N/A
    Shares outstanding                                                            1,193,602             N/A
                                                                              -------------   -------------
    Net asset value, offering price, and redemption price per share           $       18.71             N/A
                                                                              =============   =============
A SHARES
    Net assets                                                                $ 306,409,693   $ 188,318,107
    Shares outstanding                                                           16,406,261       9,370,888
                                                                              -------------   -------------
    Net asset value and redemption price per share                            $       18.68   $       20.10
                                                                              =============   =============

    Maximum offering price per share (net asset value/(1-5.75%))              $       19.82   $       21.33
                                                                              =============   =============
B SHARES
    Net assets                                                                $  29,696,101   $  22,668,531
    Shares outstanding                                                            1,608,607       1,197,413
                                                                              -------------   -------------
    Net asset value and offering price per share                              $       18.46   $       18.93
                                                                              =============   =============
C SHARES
    Net assets                                                                $   3,479,335   $   8,137,600
    Shares outstanding                                                              189,329         431,197
                                                                              -------------   -------------
    Net asset value and offering price per share                              $       18.38   $       18.87
                                                                              =============   =============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2003

                                                                                LARGE CAP       SMALL CAP
                                                                                VALUE FUND      VALUE FUND
                                                                              -------------   -------------
INVESTMENT INCOME (Note 1)
    Dividends                                                                 $   4,538,292   $   2,963,973
    Interest                                                                         87,745         209,407
                                                                              -------------   -------------
      Total investment income                                                     4,626,037       3,173,380
                                                                              -------------   -------------
EXPENSES
    Investment advisory fees (Note 2)                                             1,327,469       1,823,244
    Administrative services fees (Note 2)                                           364,181         372,343
    Shareholder servicing/Distribution fees (Note 2)                                825,294         777,333
    Transfer agent fees (Note 2)                                                    357,924         506,945
    Legal fees                                                                       50,398          40,711
    Registration fees                                                                49,734          56,728
    Printing fees (Note 2)                                                           33,124          47,736
    Audit fees                                                                       27,175          27,918
    Custodian fees                                                                   20,277          20,749
    Insurance expense                                                                15,542          16,016
    Interest expense                                                                 10,444           8,691
    Trustees' fees                                                                    7,157           6,657
    Miscellaneous expense                                                             4,520           7,759
                                                                              -------------   -------------
      Total expenses                                                              3,093,239       3,712,830
    Less: fees waived (Note 2)                                                           --         (88,077)
                                                                              -------------   -------------
      Net expenses                                                                3,093,239       3,624,753
                                                                              -------------   -------------
       Net investment income (loss)                                               1,532,798        (451,373)
                                                                              -------------   -------------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
    Net realized gain from investments                                           16,763,424      14,641,903
    Net change in unrealized appreciation (depreciation) from investments        11,390,112      24,977,630
                                                                              -------------   -------------
    Net realized and unrealized gain from investments                            28,153,536      39,619,533
                                                                              -------------   -------------
    Net increase in net assets resulting from operations                      $  29,686,334   $  39,168,160
                                                                              =============   =============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                      LARGE CAP VALUE FUND                SMALL CAP VALUE FUND
                                                --------------------------------    --------------------------------
                                                   FOR THE           FOR THE           FOR THE           FOR THE
                                                  YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                  OCTOBER 31,       OCTOBER 31,       OCTOBER 31,       OCTOBER 31,
                                                     2003              2002              2003              2002
                                                --------------    --------------    --------------    --------------
FROM OPERATIONS
  Net investment income (loss)                  $    1,532,798    $    1,449,341    $     (451,373)   $      118,128
  Net realized gain from investments                16,763,424         3,173,446        14,641,903        19,290,175
  Net change in unrealized appreciation
   (depreciation) from investments                  11,390,112       (13,538,321)       24,977,630       (14,804,671)
                                                --------------    --------------    --------------    --------------
   Net increase (decrease) in net
     assets resulting from operations               29,686,334        (8,915,534)       39,168,160         4,603,632
                                                --------------    --------------    --------------    --------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
  Common Class shares                                  (17,331)          (28,797)          (39,448)          (76,133)
  Advisor shares                                        (5,242)               --                --                --
  Class A shares                                    (1,423,315)       (1,322,171)         (121,771)         (268,011)
  Class B shares                                       (44,542)         (111,266)               --                --
  Class C shares                                        (3,968)           (7,918)               --                --
  Class D shares                                            --           (82,437)               --                --
  Distributions from net realized gains
  Common Class shares                                  (56,140)         (222,334)       (4,176,400)       (4,111,025)
  Class A shares                                    (2,083,702)      (11,038,633)      (12,892,153)      (26,202,108)
  Class B shares                                      (529,887)       (2,788,798)       (1,785,919)       (2,444,105)
  Class C shares                                       (42,341)         (165,188)         (400,677)         (221,991)
  Class D shares                                            --        (3,299,124)               --                --
                                                --------------    --------------    --------------    --------------
   Net decrease in net assets resulting
     from dividends and distributions               (4,206,468)      (19,066,666)      (19,416,368)      (33,323,373)
                                                --------------    --------------    --------------    --------------
FROM CAPITAL SHARE
   TRANSACTIONS (Note 5)
  Proceeds from sale of shares                      34,320,155        22,065,483        76,651,039        90,362,161
  Exchange value of shares due to merger           201,050,472        14,973,364                --                --
  Reinvestment of dividends
   and distributions                                 3,640,201        16,059,536        18,257,578        31,664,945
  Net asset value of shares redeemed               (50,042,947)      (90,669,775)      (68,252,985)     (121,800,767)
                                                --------------    --------------    --------------    --------------
   Net increase (decrease) in
     net assets from capital
     share transactions                            188,967,881       (37,571,392)       26,655,632           226,339
                                                --------------    --------------    --------------    --------------
  Net increase (decrease) in net assets            214,447,747       (65,553,592)       46,407,424       (28,493,402)
NET ASSETS
  Beginning of year                                148,210,319       213,763,911       220,685,404       249,178,806
                                                --------------    --------------    --------------    --------------
  End of year                                   $  362,658,066    $  148,210,319    $  267,092,828    $  220,685,404
                                                ==============    ==============    ==============    ==============
  Undistributed Net Investment Income           $      197,878    $      159,478    $           --    $      128,931
                                                ==============    ==============    ==============    ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                FOR THE YEAR ENDED OCTOBER 31,
                                                     ---------------------------------------------------
                                                       2003          2002          2001         2000(1)
                                                     ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period               $   16.82     $   19.95     $   24.63     $   22.44
                                                     ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment income(2)                                0.14          0.17          0.19          0.02
  Net gain (loss) on investments
    (both realized and unrealized)                        2.10         (1.45)        (2.52)         2.21
                                                     ---------     ---------     ---------     ---------
      Total from investment operations                    2.24         (1.28)        (2.33)         2.23
                                                     ---------     ---------     ---------     ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                   (0.14)        (0.19)        (0.22)        (0.04)
  Distributions from net realized gains                  (0.31)        (1.66)        (2.13)           --
                                                     ---------     ---------     ---------     ---------
      Total dividends and distributions                  (0.45)        (1.85)        (2.35)        (0.04)
                                                     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                       $   18.61     $   16.82     $   19.95     $   24.63
                                                     =========     =========     =========     =========
      Total return(3)                                    13.63%        (7.63)%      (10.51)%        9.96%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $     737     $   3,061     $   3,421     $      96
    Ratio of expenses to average net assets               1.24%         1.03%         1.03%         0.43%(4)
    Ratio of net investment income
      to average net assets                               0.82%         0.92%         0.86%         0.07%(4)
    Decrease reflected in above operating
      expense ratios due to waivers                         --          0.29%         0.18%           --
  Portfolio turnover rate                                   53%           28%           38%           55%

(1)  For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Advisor Class Share of the Fund Outstanding Throughout the Period)

                                                                 FOR THE
                                                               PERIOD ENDED
                                                               OCTOBER 31,
                                                                 2003(1)
                                                               ------------
PER SHARE DATA
  Net asset value, beginning of period                         $      17.84
                                                               ------------
INVESTMENT OPERATIONS
  Net investment income(2)                                             0.04
  Net gain on investments
    (both realized and unrealized)                                     0.83
                                                               ------------
      Total from investment operations                                 0.87
                                                               ------------
LESS DIVIDENDS
  Dividends from net investment income                                (0.00)(3)
                                                               ------------
NET ASSET VALUE, END OF PERIOD                                 $      18.71
                                                               ============
      Total return(4)                                                  4.90%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $     22,336
    Ratio of expenses to average net assets                            1.49%(5)
    Ratio of net investment income
      to average net assets                                            0.51%(5)
  Portfolio turnover rate                                                53%

(1)  For the period June 6, 2003 (inception date) through October 31, 2003.

(2) Per share information is calculated using the average shares outstanding method.

(3)  This amount represents less than $(0.01) per share.

(4) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Year)

                                                                         FOR THE YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------------------------------
                                                        2003           2002           2001           2000           1999
                                                     ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                 $    16.83     $    19.96     $    24.62     $    23.49     $    22.60
                                                     ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment income(1)                                 0.14           0.17           0.21           0.16           0.12
  Net gain (loss) on investments
    (both realized and unrealized)                         2.15          (1.45)         (2.55)          1.78           2.87
                                                     ----------     ----------     ----------     ----------     ----------
      Total from investment operations                     2.29          (1.28)         (2.34)          1.94           2.99
                                                     ----------     ----------     ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                    (0.13)         (0.19)         (0.19)         (0.12)         (0.09)
  Distributions from net realized gains                   (0.31)         (1.66)         (2.13)         (0.69)         (2.01)
                                                     ----------     ----------     ----------     ----------     ----------
      Total dividends and distributions                   (0.44)         (1.85)         (2.32)         (0.81)         (2.10)
                                                     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                         $    18.68     $    16.83     $    19.96     $    24.62     $    23.49
                                                     ==========     ==========     ==========     ==========     ==========
      Total return(2)                                     13.97%         (7.63)%       (10.48)%         8.44%         14.37%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)             $  306,410     $  114,733     $  133,665     $  162,871     $  174,213
    Ratio of expenses to average net assets                1.24%          1.03%          1.04%          1.08%          1.11%
    Ratio of net investment income
      to average net assets                                0.78%          0.90%          0.94%          0.71%          0.52%
    Decrease reflected in above operating
      expense ratios due to waivers                          --           0.28%          0.10%            --             --
  Portfolio turnover rate                                    53%            28%            38%            55%            25%

(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Year)

                                                                         FOR THE YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------------------------------
                                                        2003           2002           2001           2000           1999
                                                     ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                 $    16.66     $    19.78     $    24.44     $    23.37     $    22.55
                                                     ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment income (loss)(1)                          0.01           0.03           0.04             --          (0.04)
  Net gain (loss) on investments
    (both realized and unrealized)                         2.13          (1.43)         (2.52)          1.76           2.88
                                                     ----------     ----------     ----------     ----------     ----------
      Total from investment operations                     2.14          (1.40)         (2.48)          1.76           2.84
                                                     ----------     ----------     ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                    (0.03)         (0.06)         (0.05)            --          (0.01)
  Distributions from net realized gains                   (0.31)         (1.66)         (2.13)         (0.69)         (2.01)
                                                     ----------     ----------     ----------     ----------     ----------
      Total dividends and distributions                   (0.34)         (1.72)         (2.18)         (0.69)         (2.02)
                                                     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                         $    18.46     $    16.66     $    19.78     $    24.44     $    23.37
                                                     ==========     ==========     ==========     ==========     ==========
      Total return(2)                                     13.07%         (8.29)%       (11.00)%         7.66%         13.66%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)             $   29,696     $   28,312     $   33,087     $   41,194     $   41,144
    Ratio of expenses to average net assets                1.99%          1.78%          1.79%          1.80%          1.81%
    Ratio of net investment income (loss)
      to average net assets                                0.06%          0.15%          0.19%         (0.01)%        (0.18)%
    Decrease reflected in above operating
      expense ratios due to waivers                          --           0.27%          0.10%            --             --
  Portfolio turnover rate                                    53%            28%            38%            55%            25%

(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                FOR THE YEAR ENDED OCTOBER 31,
                                                     ---------------------------------------------------
                                                       2003          2002          2001         2000(1)
                                                     ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period               $   16.58     $   19.71     $   24.39     $   20.87
                                                     ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment income (loss)(2)                         0.01          0.03          0.03         (0.01)
  Net gain (loss) on investments
    (both realized and unrealized)                        2.13         (1.43)        (2.51)         3.56
                                                     ---------     ---------     ---------     ---------
      Total from investment operations                    2.14         (1.40)        (2.48)         3.55
                                                     ---------     ---------     ---------     ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                   (0.03)        (0.07)        (0.07)        (0.03)
  Distributions from net realized gains                  (0.31)        (1.66)        (2.13)           --
                                                     ---------     ---------     ---------     ---------
      Total dividends and distributions                  (0.34)        (1.73)        (2.20)        (0.03)
                                                     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                       $   18.38     $   16.58     $   19.71     $   24.39
                                                     =========     =========     =========     =========
      Total return(3)                                    13.14%        (8.35)%      (11.07)%       17.02%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $   3,479     $   2,104     $   1,916     $     496
    Ratio of expenses to average net assets               1.99%         1.78%         1.79%         1.28%(4)
    Ratio of net investment income (loss)
      to average net assets                               0.06%         0.16%         0.13%        (0.03)%(4)
    Decrease reflected in above operating
      expense ratios due to waivers                         --          0.28%         0.10%           --
  Portfolio turnover rate                                   53%           28%           38%           55%

(1)  For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                FOR THE YEAR ENDED OCTOBER 31,
                                                     ---------------------------------------------------
                                                       2003          2002          2001         2000(1)
                                                     ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period               $   18.56     $   21.07     $   22.62     $   21.35
                                                     ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment income (loss)(2)                        (0.02)         0.02          0.04          0.02
  Net gain on investments
    (both realized and unrealized)                        3.08          0.31          1.72          1.25
                                                     ---------     ---------     ---------     ---------
      Total from investment operations                    3.06          0.33          1.76          1.27
                                                     ---------     ---------     ---------     ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                   (0.01)        (0.05)        (0.09)           --
  Distributions from net realized gains                  (1.59)        (2.79)        (3.22)           --
                                                     ---------     ---------     ---------     ---------
      Total dividends and distributions                  (1.60)        (2.84)        (3.31)           --
                                                     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                       $   20.02     $   18.56     $   21.07     $   22.62
                                                     =========     =========     =========     =========
      Total return(3)                                    17.75%         0.61%         9.79%         5.95%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $  47,969     $  45,075     $  30,667     $     105
    Ratio of expenses to average net assets               1.48%         1.32%         1.33%         0.34%(4)
    Ratio of net investment income (loss)
      to average net assets                              (0.10)%        0.12%         0.18%         0.09%(4)
    Decrease reflected in above operating
      expense ratios due to waivers                       0.04%         0.14%         0.02%           --
  Portfolio turnover rate                                   30%           18%           54%           42%

(1)  For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Year)

                                                                      FOR THE YEAR ENDED OCTOBER 31,
                                                    ------------------------------------------------------------------
                                                       2003          2002          2001          2000          1999
                                                    ----------    ----------    ----------    ----------    ----------
PER SHARE DATA
  Net asset value, beginning of year                $    18.62    $    21.09    $    22.54    $    20.52    $    19.54
                                                    ----------    ----------    ----------    ----------    ----------
INVESTMENT OPERATIONS
  Net investment income (loss)(1)                        (0.02)         0.02          0.05          0.06          0.06
  Net gain on investments
    (both realized and unrealized)                        3.10          0.33          1.76          4.05          1.01
                                                    ----------    ----------    ----------    ----------    ----------
      Total from investment operations                    3.08          0.35          1.81          4.11          1.07
                                                    ----------    ----------    ----------    ----------    ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                   (0.01)        (0.03)        (0.04)        (0.04)        (0.07)
  Distributions from net realized gains                  (1.59)        (2.79)        (3.22)        (2.05)        (0.02)
                                                    ----------    ----------    ----------    ----------    ----------
      Total dividends and distributions                  (1.60)        (2.82)        (3.26)        (2.09)        (0.09)
                                                    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF YEAR                        $    20.10    $    18.62    $    21.09    $    22.54    $    20.52
                                                    ==========    ==========    ==========    ==========    ==========
      Total return(2)                                    17.80%         0.71%         9.70%        21.69%         5.47%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)            $  188,318    $  151,340    $  199,213    $  188,501    $  188,192
    Ratio of expenses to average net assets               1.48%         1.32%         1.33%         1.39%         1.37%
    Ratio of net investment income (loss)
      to average net assets                              (0.11)%        0.11%         0.25%         0.28%         0.33%
    Decrease reflected in above operating
      expense ratios due to waivers                       0.04%         0.12%         0.02%           --            --
  Portfolio turnover rate                                   30%           18%           54%           42%           30%

(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Year)

                                                                      FOR THE YEAR ENDED OCTOBER 31,
                                                    ------------------------------------------------------------------
                                                       2003          2002          2001          2000          1999
                                                    ----------    ----------    ----------    ----------    ----------
PER SHARE DATA
  Net asset value, beginning of year                $    17.74    $    20.33    $    21.95    $    20.13    $    19.23
                                                    ----------    ----------    ----------    ----------    ----------
INVESTMENT OPERATIONS
  Net investment income (loss)(1)                        (0.15)        (0.12)        (0.10)        (0.09)        (0.14)
  Net gain on investments
    (both realized and unrealized)                        2.93          0.32          1.70          3.96          1.06
                                                    ----------    ----------    ----------    ----------    ----------
      Total from investment operations                    2.78          0.20          1.60          3.87          0.92
                                                    ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                  (1.59)        (2.79)        (3.22)        (2.05)        (0.02)
                                                    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF YEAR                        $    18.93    $    17.74    $    20.33    $    21.95    $    20.13
                                                    ==========    ==========    ==========    ==========    ==========
      Total return(2)                                    16.88%        (0.08)%        8.88%        20.80%         4.75%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)            $   22,669    $   19,999    $   17,818    $   17,255    $   19,257
    Ratio of expenses to average net assets               2.23%         2.07%         2.08%         2.10%         2.07%
    Ratio of net investment loss
      to average net assets                              (0.86)%       (0.63)%       (0.50)%       (0.43)%       (0.71)%
    Decrease reflected in above operating expense
      ratios due to waivers                               0.04%         0.13%         0.02%           --            --
  Portfolio turnover rate                                   30%           18%           54%           42%           30%

(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestment of all distributions, and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                               FOR THE YEAR ENDED OCTOBER 31,
                                                    ----------------------------------------------------
                                                       2003          2002          2001        2000(1)
                                                    ----------    ----------    ----------    ----------
PER SHARE DATA
  Net asset value, beginning of period              $    17.69    $    20.28    $    21.94    $    17.96
                                                    ----------    ----------    ----------    ----------
INVESTMENT OPERATIONS
  Net investment loss(2)                                 (0.15)        (0.12)        (0.11)        (0.07)
  Net gain on investments
    (both realized and unrealized)                        2.92          0.32          1.67          4.05
                                                    ----------    ----------    ----------    ----------
      Total from investment operations                    2.77          0.20          1.56          3.98
                                                    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                  (1.59)        (2.79)        (3.22)           --
                                                    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                      $    18.87    $    17.69    $    20.28    $    21.94
                                                    ==========    ==========    ==========    ==========
      Total return(3)                                    16.87%        (0.07)%        8.93%        22.16%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $    8,138    $    4,271    $    1,481    $      220
    Ratio of expenses to average net assets               2.23%         2.07%         2.08%         1.42%(4)
    Ratio of net investment loss
      to average net assets                              (0.86)%       (0.63)%       (0.52)%       (0.33)%(4)
    Decrease reflected in above operating
      expense ratios due to waivers                       0.04%         0.14%         0.02%           --
  Portfolio turnover rate                                   30%           18%           54%           42%

(1)  For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2003

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Capital Funds (the "Trust") covered in this report are comprised of Credit Suisse Large Cap Value Fund ("Large Cap Value") and Credit Suisse Small Cap Value Fund ("Small Cap Value"), (each a "Fund" and collectively, the "Funds"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on November 26, 1985. Each Fund is classified as diversified.

   Investment objectives for each Fund are as follows: Large Cap Value seeks long-term capital appreciation and continuity of income; Small Cap Value seeks a high level of growth of capital.

   Large Cap Value offers five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C shares. Small Cap Value offers four classes of shares: Common Class, Class A, and Class B and Class C shares. Effective December 12, 2001, Small Cap Value closed the Common Class to new investors. Effective December 12, 2001, Large Cap Value closed the Common Class to new investments, except for reinvestment of dividends. Large Cap Value's Common Class shareholders as of the close of business on December 12, 2001 may continue to hold Common Class shares but may not add to their accounts. Although no further shares can be purchased, Large Cap Value's shareholders can redeem their Common Class shares through any available method. Effective March 18, 2002, Large Cap Value ceased operations of its Class D shares. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses, which reflect the difference in the range of services provided to them. Class A shares of each Fund are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class C shares of each Fund are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

   Effective as of the close of business on April 12, 2002, Large Cap Value acquired all of the net assets of the Credit Suisse Balanced Fund ("Balanced") in a tax-free exchange of shares. The Fund was also the accounting survivor in the tax-free exchange. The shares exchanged were 741,460 Class A shares (valued at $14,901,765) of Large Cap Value for 1,561,419 Common Class shares of Balanced and 3,563 Class A shares (valued at $71,599) of Large Cap Value for 7,511 Advisor Class shares of Balanced. Balanced's net assets of $14,973,364 at that date, which included $476,771 of unrealized depreciation, were combined with those of Large Cap Value. The aggregate net assets of Balanced and Large Cap Value immediately before the acquisition were $14,973,364 and $178,554,035, respectively, and the combined net assets of Large Cap Value after the acquisition were $193,527,399.

   Effective as of the close of business on June 6, 2003, Large Cap Value acquired all of the net assets of the Credit Suisse Strategic Value Fund ("Strategic Value") in a tax-free exchange of shares. The Fund was also the accounting survivor in the tax-free exchange. The shares exchanged were 9,909,161 Class A shares (valued at $176,779,318) of Large Cap Value for 14,963,301 Common Class shares of Strategic Value, 1,330,026 Advisor Class shares (valued at $23,727,605) of Large Cap Value for 2,012,115 Advisor Class shares of Strategic Value, 17,274 Class A shares (valued at $308,174) of Large Cap Value for 26,097 Class A shares of Strategic Value, 4,229 Class B shares (valued at $74,648) of Large Cap Value for 6,370 Class B shares of Strategic Value and 9,153 Class C shares (valued at $160,727) of Large Cap Value for 13,720 Class C shares of Strategic Value. The Strategic Value's net assets of $201,050,472 at that date, which included $23,663,867 of unrealized appreciation, were combined with those of Large Cap Value. The aggregate net assets of Strategic Value and Large Cap Value immediately before the acquisition were $201,050,472, and $157,976,111, respectively, and the combined net assets of Large Cap Value after the acquisition were $359,026,583.

   A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Each Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Funds' Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by the Board of Trustees under procedures established by the Board of Trustees. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly by Large Cap Value and at least annually by Small Cap Value. Distributions of net realized capital gains, if any, are declared and paid at least annually by the Funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (GAAP).

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Funds in connection with securities lending activity is pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, money market instruments and the AIM Institutional Funds -- Liquid Assets Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Neither Fund had securities out on loan at October 31, 2003.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Funds to act as the Funds' securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Funds fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Funds and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Funds will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Funds shall be reduced to such lower fee amount. Neither Fund received income from securities lending for the year ended October 31, 2003.

   H) OTHER -- Large Cap Value may invest up to 10% and Small Cap Value may invest up to 15% of its net assets in restricted and other illiquid securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Funds or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Funds. For its investment advisory services, CSAM is entitled to receive the following fees, computed daily and payable monthly, on each Fund's average daily net assets as follows:

           FUND                                    ANNUAL RATE
           ----                                    -----------
           Large Cap Value     0.75% of average daily net assets up to and including $75 million
                               0.50% of average daily net assets in excess of $75 million
           Small Cap Value     0.875% of first $100 million of average daily net assets
                               0.75% of next $100 million of average daily net assets
                               0.625% of average daily net assets over $200 million

   For the year ended October 31, 2003, investment advisory fees earned and voluntarily waived for each Fund were as follows:

                                     GROSS                        NET
                                    ADVISORY                    ADVISORY
           FUND                       FEE         WAIVER          FEE
           ----                   ------------   ---------    ------------
           Large Cap Value        $  1,327,469   $      --    $  1,327,469
           Small Cap Value           1,823,244     (88,077)      1,735,167

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Funds.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets. For the year ended October 31, 2003, co-administrative services fees earned by CSAMSI were as follows:

           FUND                                     CO-ADMINISTRATION FEE
           ----                                     ---------------------
           Large Cap Value                               $  227,994
           Small Cap Value                                  231,719

   For its co-administrative services SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------                      -----------
           First $5 billion                  0.050% of average daily net assets
           Next $5 billion                   0.035% of average daily net assets
           Over $10 billion                  0.020% of average daily net assets

   For the year ended October 31, 2003, co-administrative services fees earned by SSB (including out-of-pocket fees) were as follows:

           FUND                                     CO-ADMINISTRATION FEE
           ----                                     ---------------------
           Large Cap Value                               $  136,187
           Small Cap Value                                  140,624

   In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Common Class of Small Cap Value and Class A shares of each Fund. Prior to November 1, 2003, Common Class shares of Large Cap Value paid such fees at an annual rate of 0.50% of its average daily net assets. Advisor Class shares of Large Cap Value may pay this fee at an annual rate not to exceed 0.75% of such classes average daily assets; such fee is currently calculated at the annual rate of 0.50% of the average daily net assets of such class. For the Class B and Class C shares, the fee is calculated at annual rate of 1.00% of average daily net assets of such classes. Effective November 1, 2003, CSAMSI no longer receives 12b-1 fees on the Common Class shares of Large Cap Value. For the year ended October 31, 2003, shareholder servicing distribution fees paid to CSAMSI were as follows:

                                             SHAREHOLDER SERVICING/
           FUND                                 DISTRIBUTION FEE
           ----                              ----------------------
           Large Cap Value
             Common Class                          $    5,447
             Advisor Class                             45,041
             Class A                                  464,421
             Class B                                  283,811
             Class C                                   26,574
                                                   ----------
                                                   $  825,294
                                                   ==========

           Small Cap Value
             Common Class                          $  111,929
             Class A                                  401,358
             Class B                                  206,391
             Class C                                   57,655
                                                   ----------
                                                   $  777,333
                                                   ==========

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Funds. For the year ended October 31, 2003, the Funds reimbursed CSAM the following amounts, which are included in each Fund's transfer agent expense as follows:

           FUND                                     AMOUNT
           ----                                     ------
           Large Cap Value                         $   2,043
           Small Cap Value                            93,495

   For the year ended October 31, 2003, CSAMSI and its affiliates advised the Funds that they retained the following amounts from commissions earned on the sale of the Funds' Class A shares:

           FUND                                     AMOUNT
           ----                                     ------
           Large Cap Value                         $  41,392
           Small Cap Value                            78,515

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the year ended October 31, 2003, Merrill was paid for its services by the Funds as follows:

           FUND                                     AMOUNT
           ----                                     ------
           Large Cap Value                         $  29,669
           Small Cap Value                            40,083

NOTE 3. LINE OF CREDIT

   The Funds, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $100 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2003, and during the year ended October 31, 2003, the Funds had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2003, purchases and sales of investment securities (excluding short-term investments) were as follows:

           FUND                        PURCHASES                SALES
           ----                        ---------                -----
           Large Cap Value          $  113,938,226          $  118,550,134
           Small Cap Value              64,471,697              66,683,289

NOTE 5. CAPITAL SHARE TRANSACTIONS

   Large Cap Value is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. Small Cap Value is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares of the Funds were as follows:

                                                           LARGE CAP VALUE
                                      ----------------------------------------------------------
                                                             COMMON CLASS
                                      ----------------------------------------------------------
                                          FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                           OCTOBER 31, 2003               OCTOBER 31, 2002
                                      ----------------------------------------------------------
                                        SHARES          VALUE          SHARES          VALUE
                                      ----------    -------------    ----------    -------------
Shares sold                                1,352    $      23,338       103,965    $   2,023,735
Shares issued in reinvestment
  of dividends and distributions           4,402           72,572        12,434          242,387
Shares redeemed                         (148,101)      (2,636,135)     (105,918)      (2,094,726)
                                      ----------    -------------    ----------    -------------
Net increase (decrease)                 (142,347)   $  (2,540,225)       10,481    $     171,396
                                      ==========    =============    ==========    =============

                                            LARGE CAP VALUE
                                      ---------------------------
                                             ADVISOR CLASS
                                      ---------------------------
                                         FOR THE PERIOD ENDED
                                          OCTOBER 31, 2003(1)
                                      ---------------------------
                                        SHARES          VALUE
                                      ----------    -------------
Shares sold                               44,498    $     805,443
Shares exchanged due to merger         1,330,026       23,727,605
Shares issued in reinvestment
  of dividends                               293            5,242
Shares redeemed                         (181,215)      (3,267,840)
                                      ----------    -------------
Net increase                           1,193,602    $  21,270,450
                                      ==========    =============

                                                           LARGE CAP VALUE
                                      ----------------------------------------------------------
                                                               CLASS A
                                      ----------------------------------------------------------
                                          FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                           OCTOBER 31, 2003               OCTOBER 31, 2002
                                      ----------------------------------------------------------
                                        SHARES          VALUE          SHARES          VALUE
                                      ----------    -------------    ----------    -------------
Shares sold                            1,631,978    $  27,951,860       626,066    $  12,458,395
Shares exchanged due to merger         9,926,435      177,087,492       745,023       14,973,364
Shares issued in reinvestment
  of dividends and distributions         179,017        3,006,863       493,645        9,681,586
Shares redeemed                       (2,149,099)     (37,384,797)   (1,742,654)     (33,021,060)
                                      ----------    -------------    ----------    -------------
Net increase                           9,588,331    $ 170,661,418       122,080    $   4,092,285
                                      ==========    =============    ==========    =============

                                                           LARGE CAP VALUE
                                      ----------------------------------------------------------
                                                               CLASS B
                                      ----------------------------------------------------------
                                          FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                           OCTOBER 31, 2003               OCTOBER 31, 2002
                                      ----------------------------------------------------------
                                        SHARES          VALUE          SHARES          VALUE
                                      ----------    -------------    ----------    -------------
Shares sold                              259,948    $   4,319,275       290,681    $   5,488,383
Shares exchanged due to merger             4,229           74,648            --               --
Shares issued in reinvestment
  of dividends and distributions          31,262          512,465       133,172        2,598,132
Shares redeemed                         (386,324)      (6,387,578)     (396,941)      (7,219,735)
                                      ----------    -------------    ----------    -------------
Net increase (decrease)                  (90,885)   $  (1,481,190)       26,912    $     866,780
                                      ==========    =============    ==========    =============

                                                           LARGE CAP VALUE
                                      ----------------------------------------------------------
                                                               CLASS C
                                      ----------------------------------------------------------
                                          FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                           OCTOBER 31, 2003               OCTOBER 31, 2002
                                      ----------------------------------------------------------
                                        SHARES          VALUE          SHARES          VALUE
                                      ----------    -------------    ----------    -------------
Shares sold                               72,255    $   1,220,239        54,693    $   1,022,052
Shares exchanged due to merger             9,153          160,727            --               --
Shares issued in reinvestment
  of dividends and distributions           2,638           43,059         8,035          155,964
Shares redeemed                          (21,597)        (366,597)      (33,052)        (615,500)
                                      ----------    -------------    ----------    -------------
Net increase                              62,449    $   1,057,428        29,676    $     562,516
                                      ==========    =============    ==========    =============

                                                                           LARGE CAP VALUE
                                                                     ---------------------------
                                                                               CLASS D
                                                                     ---------------------------
                                                                         FOR THE YEAR ENDED
                                                                         OCTOBER 31, 2002(2)
                                                                     ---------------------------
                                                                       SHARES          VALUE
                                                                     ----------    -------------
Shares sold                                                              53,963    $   1,072,918
Shares issued in reinvestment
  of dividends and distributions                                        171,387        3,381,467
Shares redeemed                                                      (2,311,557)     (47,718,754)
                                                                     ----------    -------------
Net decrease                                                         (2,086,207)     (43,264,369)
                                                                     ==========    =============

                                                           SMALL CAP VALUE
                                      ----------------------------------------------------------
                                                            COMMON CLASS
                                      ----------------------------------------------------------
                                          FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                           OCTOBER 31, 2003               OCTOBER 31, 2002
                                      ----------------------------------------------------------
                                        SHARES          VALUE          SHARES          VALUE
Shares sold                              870,927    $  15,846,132     2,037,442    $  43,491,976
Shares issued in reinvestment
  of dividends and distributions         239,082        4,181,492       206,532        4,122,723
Shares redeemed                       (1,142,820)     (20,288,729)   (1,271,379)     (26,177,786)
                                      ----------    -------------    ----------    -------------
Net increase (decrease)                  (32,811)   $    (261,105)      972,595    $  21,436,913
                                      ==========    =============    ==========    =============

                                                           SMALL CAP VALUE
                                      ----------------------------------------------------------
                                                               CLASS A
                                      ----------------------------------------------------------
                                          FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                           OCTOBER 31, 2003               OCTOBER 31, 2002
                                      ----------------------------------------------------------
                                        SHARES          VALUE          SHARES          VALUE
                                      ----------    -------------    ----------    -------------
Shares sold                            2,925,201    $  53,065,536     1,317,940    $  35,671,755
Shares issued in reinvestment
  of dividends and distributions         691,170       12,130,136     1,250,540       25,063,759
Shares redeemed                       (2,374,821)     (42,655,211)   (3,884,528)     (90,304,871)
                                      ----------    -------------    ----------    -------------
Net increase (decrease)                1,241,550    $  22,540,461    (1,316,048)   $ (29,569,357)
                                      ==========    =============    ==========    =============

                                                           SMALL CAP VALUE
                                      ----------------------------------------------------------
                                                               CLASS B
                                      ----------------------------------------------------------
                                          FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                           OCTOBER 31, 2003               OCTOBER 31, 2002
                                      ----------------------------------------------------------
                                        SHARES          VALUE          SHARES          VALUE
                                      ----------    -------------    ----------    -------------
Shares sold                              209,151    $   3,537,721       352,858    $   7,019,306
Shares issued in reinvestment
  of dividends and distributions          94,731        1,577,261       117,607        2,258,049
Shares redeemed                         (233,802)      (3,968,267)     (219,418)      (4,302,841)
                                      ----------    -------------    ----------    -------------
Net increase                              70,080    $   1,146,715       251,047    $   4,974,514
                                      ==========    =============    ==========    =============

                                                           SMALL CAP VALUE
                                      ----------------------------------------------------------
                                                               CLASS C
                                      ----------------------------------------------------------
                                          FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                           OCTOBER 31, 2003               OCTOBER 31, 2002
                                      ----------------------------------------------------------
                                        SHARES          VALUE          SHARES          VALUE
                                      ----------    -------------    ----------    -------------
Shares sold                              245,228    $   4,201,650       210,925    $   4,179,124
Shares issued in reinvestment
  of dividends and distributions          22,210          368,689        11,516          220,414
Shares redeemed                          (77,702)      (1,340,778)      (54,000)      (1,015,269)
                                      ----------    -------------    ----------    -------------
Net increase                             189,736    $   3,229,561       168,441    $   3,384,269
                                      ==========    =============    ==========    =============

(1)  Large Cap Value Advisor Class commenced operations on June 6, 2003.
(2)  Large Cap Value Class D ceased operations effective March 18, 2002.

   On October 31, 2003, the number of shareholders that held 5% or more of the outstanding shares of each class of the Funds were as follows:

                                   NUMBER OF        APPROXIMATE PERCENTAGE
          FUND                   SHAREHOLDERS       OF OUTSTANDING SHARES
          ----                   ------------       ----------------------
          Large Cap Value
            Common Class              3                      32%
            Advisor Class             1                      98%
            Class A                   1                      15%
            Class C                   3                      24%
          Small Cap Value
            Common Class              3                      63%
            Class C                   1                       6%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

   The tax characteristics of dividends and distributions paid during the years ended October 31, 2003 and 2002, respectively, by the Funds were as follows:

                          ORDINARY INCOME             LONG-TERM CAPITAL GAIN
                   ----------------------------   ------------------------------
FUND                   2003           2002             2003            2002
                   ------------   -------------   --------------   -------------
Large Cap Value    $  1,494,398   $   1,552,589   $   2,712,070    $  17,514,077
Small Cap Value         781,563      10,814,993      18,634,805       22,508,380

   At October 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                      LARGE CAP VALUE   SMALL CAP VALUE
                                      ---------------   ---------------
Undistributed ordinary income          $     197,878     $   2,334,041
Accumulated realized gain                  9,111,908        11,844,899
Unrealized appreciation                   57,233,366        60,927,213
                                       -------------     -------------
                                       $  66,543,152        75,106,153
                                       =============     =============

   At October 31, 2003, Large Cap Value had a capital loss carryforward which was acquired in the Credit Suisse Balanced Fund merger and is subject to IRS limitations available to offset possible future capital gains as follows:

                                            EXPIRES OCTOBER 31,
                   FUND                            2009
                   ----                     -------------------
                   Large Cap Value              $  566,004

   At October 31, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows:

                                           GROSS            GROSS
                         IDENTIFIED      UNREALIZED       UNREALIZED     NET UNREALIZED
     FUND                   COST        APPRECIATION    (DEPRECIATION)    APPRECIATION
     ----              --------------   ------------    --------------   --------------
     Large Cap Value   $  305,067,989   $ 62,549,677    $  (5,316,311)   $  57,233,366
     Small Cap Value      203,677,085     64,108,340       (3,181,127)      60,927,213

   At October 31, 2003, accumulated undistributed net investment income, accumulated net realized gain (loss) from investments, and paid-in capital have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of REIT dividends, wash sales and capital loss carryforwards from a fund acquisition. Net assets were not affected by these reclassifications:

                                                                 ACCUMULATED NET
                                                                    REALIZED
                               PAID-IN      UNDISTRIBUTED NET       GAIN ON
     FUND                      CAPITAL      INVESTMENT INCOME      INVESTMENTS
     ----                   ------------    -----------------    ---------------
     Large Cap Value        $  6,428,804       $       --        $  (6,428,804)
     Small Cap Value                  --          483,661             (483,661)

NOTE 7. CONTINGENCIES

   In the normal course of business, each Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE FUNDS
REPORT OF INDEPENDENT AUDITORS

To the Board of Directors/Trustees and Shareholders of Credit Suisse Large Cap Value Fund and
Credit Suisse Small Cap Value Fund:

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Large Cap Value Fund and Credit Suisse Small Cap Value Fund (each a series of the Credit Suisse Capital Funds) (collectively referred to as the "Funds") at October 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period ended October 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds for each of the periods presented in the period ended October 31, 2000 were audited by other independent auditors, whose report dated December 20, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2003

CREDIT SUISSE FUNDS
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                           TERM                                        NUMBER OF
                                           OF OFFICE(1)                                PORTFOLIOS IN
                                           AND                                         FUND
                            POSITION(S)    LENGTH        PRINCIPAL                     COMPLEX         OTHER
NAME, ADDRESS AND           HELD WITH      OF TIME       OCCUPATION(S) DURING          OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH               TRUST          SERVED        PAST FIVE YEARS               TRUSTEE         HELD BY TRUSTEE
--------------------------  -------------  ------------  ----------------------------  --------------  ---------------------
INDEPENDENT TRUSTEES

Richard H. Francis          Trustee,       Since 2001    Currently retired             44              None
c/o Credit Suisse Asset     Nominating
Management, LLC             and Audit
466 Lexington Avenue        Committee
New York, New York          Member
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten           Trustee,       Since 2001    Dean of Yale School of        43              Director of Aetna, Inc.
Box 208200                  Nominating                   Management and William S.                     (insurance company);
New Haven, Connecticut      and Audit                    Beinecke Professor in the                     Director of Calpine
06520-8200                  Committee                    Practice of International                     Corporation (energy
                            Member                       Trade and Finance (11/95 --                   provider); Director of
Date of Birth: 10/29/46                                  present)                                      CarMax Group (used car
                                                                                                       dealers)

----------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                           TERM                                        NUMBER OF
                                           OF OFFICE(1)                                PORTFOLIOS IN
                                           AND                                         FUND
                            POSITION(S)    LENGTH        PRINCIPAL                     COMPLEX         OTHER
NAME, ADDRESS AND           HELD WITH      OF TIME       OCCUPATION(S) DURING          OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH               TRUST          SERVED        PAST FIVE YEARS               TRUSTEE         HELD BY TRUSTEE
--------------------------  -------------  ------------  ----------------------------  --------------  ---------------------
INDEPENDENT TRUSTEES

Peter F. Krogh              Trustee,       Since 2001    Dean Emeritus and             43              Director of Carlisle
301 ICC                     Nominating                   Distinguished Professor of                    Companies Incorporated
Georgetown University       and Audit                    International Affairs at the                  (diversified
Washington, DC 20057        Committee                    Edmund A. Walsh School of                     manufacturing company);
                            Member                       Foreign Service, Georgetown                   Member of Selection
Date of Birth: 02/11/37                                  University (6/95 --                           Committee for Truman
                                                         present); Moderator of PBS                    Scholars and Henry Luce
                                                         foreign affairs television                    Scholars; Senior
                                                         series (1988 -- 2000)                         Associate of Center for
                                                                                                       Strategic and
                                                                                                       International Studies;
                                                                                                       Trustee of numerous world
                                                                                                       affairs organizations

James S. Pasman, Jr.        Trustee,       Since 2001    Currently retired             45              Director of Education
c/o Credit Suisse Asset     Nominating                                                                 Management Corp.
Management, LLC             and Audit
466 Lexington Avenue        Committee
New York, New York          Member
10017-3140

Date of Birth: 12/20/30

                                           TERM                                        NUMBER OF
                                           OF OFFICE(1)                                PORTFOLIOS IN
                                           AND                                         FUND
                            POSITION(S)    LENGTH        PRINCIPAL                     COMPLEX         OTHER
NAME, ADDRESS AND           HELD WITH      OF TIME       OCCUPATION(S) DURING          OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH               TRUST          SERVED        PAST FIVE YEARS               TRUSTEE         HELD BY TRUSTEE
--------------------------  -------------  ------------  ----------------------------  --------------  ---------------------
INDEPENDENT TRUSTEES

Steven N. Rappaport         Trustee,       Since 2001    Partner of Lehigh Court, LLC  45              None
Lehigh Court, LLC           Nominating                   and RZ Capital (private
40 East 52nd Street         Committee                    investment firms) (7/02 --
New York, New York          Member and                   present); Consultant to
10022                       Audit                        SunGard Securities Finance,
                            Committee                    Inc. from February 2002 to
Date of Birth: 07/10/48     Chairman                     July 2002; President of
                                                         SunGard Securities Finance,
                                                         Inc. from 2001 to February
                                                         2002; President of Loanet,
                                                         Inc. (on-line accounting
                                                         service) from 1997 to 2001

INTERESTED TRUSTEES

Joseph D. Gallagher(2)      Trustee,       Since 2003    Managing Director and Chief   46              None
Credit Suisse Asset         Chairman of                  Executive Officer of CSAM
Management, LLC             the Board and                since 2003; Global Chief
466 Lexington Avenue        Chief                        Financial Officer, Credit
New York, New York          Executive                    Suisse Asset Management,
10017-3140                  Officer                      since 1999; Chief Executive
                                                         Officer and Director of
Date of Birth: 12/14/62                                  Credit Suisse Asset
                                                         Management Limited, London,
                                                         England, from June 2000 to
                                                         2003; Director of Credit
                                                         Suisse Asset Management
                                                         Funds (UK) Limited, London,
                                                         England, from June 2000 to
                                                         2003; Managing Director,
                                                         Head -- Asian Corporate
                                                         Finance and M&A, Credit
                                                         Suisse First Boston, Hong
                                                         Kong, China, from January
                                                         1998 to May 1999

----------
(2) Mr. Gallagher is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

                                           TERM                                        NUMBER OF
                                           OF OFFICE(1)                                PORTFOLIOS IN
                                           AND                                         FUND
                            POSITION(S)    LENGTH        PRINCIPAL                     COMPLEX         OTHER
NAME, ADDRESS AND           HELD WITH      OF TIME       OCCUPATION(S) DURING          OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH               TRUST          SERVED        PAST FIVE YEARS               TRUSTEE         HELD BY TRUSTEE
--------------------------  -------------  ------------  ----------------------------  --------------  ---------------------
INTERESTED TRUSTEES

William W. Priest, Jr.(3)   Trustee        Since 2001    Co-Managing Partner,          50              Director of Globe
Steinberg Priest & Sloane                                Steinberg Priest & Sloane                     Wireless, LLC (a maritime
Capital Management, LLC                                  Capital Management, LLC                       communications company);
12 East 49th Street                                      since March 2001; Chairman                    Director of InfraRed X
12th Floor                                               and Managing Director of                      (a medical device company)
New York, New York                                       CSAM from 2000 to February
10017                                                    2001, Chief Executive
                                                         Officer and Managing
Date of Birth: 09/24/41                                  Director of CSAM from 1990
                                                         to 2000

----------
(3) Mr. Priest is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                             TERM
                                             OF OFFICE(1)
                                             AND
                            POSITION(S)      LENGTH
NAME, ADDRESS AND           HELD WITH        OF TIME
DATE OF BIRTH               TRUST            SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
--------------------------  --------------   ------------  ----------------------------------------------
OFFICERS

Hal Liebes                  Vice President   Since 2001    Managing Director and Global General Counsel
Credit Suisse Asset         and Secretary                  of CSAM; Associated with CSAM since 1997;
Management, LLC                                            Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 07/06/64

Michael A. Pignataro        Chief Financial  Since 2001    Director and Director of Fund Administration
Credit Suisse Asset         Officer and                    of CSAM; Associated with CSAM since 1984;
Management, LLC             Treasurer                      Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 11/15/59

Gregory N. Bressler         Assistant        Since 2001    Director and Deputy General Counsel of CSAM;
Credit Suisse Asset         Secretary                      Associated with CSAM since January 2000;
Management, LLC                                            Associated with the law firm of Swidler
466 Lexington Avenue                                       Berlin Shereff Friedman LLP from 1996 to
New York, New York                                         2000; Officer of other Credit Suisse Funds
10017-3140

Date of Birth: 11/17/66

Rocco A. Del Guercio        Assistant        Since 2001    Vice President of CSAM; Associated with CSAM
Credit Suisse Asset         Treasurer                      since June 1996; Officer of other Credit
Management, LLC                                            Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 04/28/63

                                             TERM
                                             OF OFFICE(1)
                                             AND
                            POSITION(S)      LENGTH
NAME, ADDRESS AND           HELD WITH        OF TIME
DATE OF BIRTH               TRUST            SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
--------------------------  --------------   ------------  ----------------------------------------------
OFFICERS

Joseph Parascondola         Assistant        Since 2001    Assistant Vice President of CSAM; Associated
Credit Suisse Asset         Treasurer                      with CSAM since April 2000; Assistant Vice
Management, LLC                                            President, Deutsche Asset Management from
466 Lexington Avenue                                       January 1999 to April 2000; Assistant Vice
New York, New York                                         President, Weiss, Peck & Greer LLC from
10017-3140                                                 November 1995 to December 1998; Officer of
                                                           other Credit Suisse Funds
Date of Birth: 06/05/63

Robert M. Rizza             Assistant        Since 2002    Assistant Vice President of CSAM; Associated
Credit Suisse Asset         Treasurer                      with CSAM since 1998; Officer of other Credit
Management, LLC                                            Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

   The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE FUNDS
TAX INFORMATION LETTER (UNAUDITED)
October 31, 2003

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

   Corporate shareholders should note for the year ended October 31, 2003, the percentage of the Funds' investment income (I.E., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction are as follows:

           FUND                            PERCENTAGE
           ----                            ----------
           Large Cap Value                     100%

   For the fiscal year ended October 31, 2003 certain dividends paid by each Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

   During the year ended October 31, 2003, the Funds declared the following dividends that were designated as long-term capital gains dividends:

           FUND                               AMOUNT
           ----                            ------------
           Large Cap Value                 $  2,712,070
           Small Cap Value                   18,634,805

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

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

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

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSVAL-2-1003

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2003

- CREDIT SUISSE
  TAX EFFICIENT FUND


MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TAX EFFICIENT FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2003 (Unaudited)

                                                               November 24, 2003

Dear Shareholder:

   For the 12 months ended October 31, 2003, the Common Class shares of Credit Suisse Tax Efficient Fund(1) (the "Fund") had a gain of 18.74%, versus an increase of 20.80% for the Standard & Poor's 500 Index.(2) The Fund's Class A shares(3) (without sales charge), Class B shares(3) (without contingent deferred sales charge) and Class C shares(3) (without contingent deferred sales charge) had gains of 18.71%, 17.88% and 17.88%, respectively, for the same period.

                             RETURNS AFTER TAXES(4)

                                     COMMON     CLASS A      CLASS B     CLASS C
                                     SHARES     SHARES       SHARES      SHARES
                                     ------     -------      -------     -------
After taxes on distributions,
 without maximum sales load,
 or CDSC, as applicable              18.64%      18.61%      17.88%      17.88%
After taxes on distributions,
 with maximum sales load,
 or CDSC, as applicable              18.64%      11.79%      13.88%      16.88%
After taxes on distributions
 and sale of Fund shares,
 without maximum sales load,
 or CDSC, as applicable              12.16%      12.14%      11.62%      11.62%
After taxes on distributions
 and sale of Fund shares,
 with maximum sales load,
 or CDSC, as applicable              12.16%       7.71%       9.02%      10.97%

   The period was a positive one for the U.S. stock market, though equities struggled early on. The market reached its low point for the period in early March, hurt by a great deal of uncertainty regarding a looming conflict with Iraq and a related decline in consumer sentiment. Stocks began to recover, however, rising rapidly in 2003's second quarter, then continuing to rally in a more subdued manner. When the war came to a swift and seemingly successful end in April, a major cloud of uncertainty lifted and investors embraced risk. Optimism over a potential economic recovery also supported equities. Grounds for this optimism included historically low interest rates, a significant tax-reduction package, and an upturn in leading economic indicators around the world.

   Against this backdrop, the Fund modestly trailed its benchmark, hindered in part by weakness in certain media and telecommunications holdings. On the positive side, factors that helped the Fund included good stock selection in the health-care and technology sectors.

   The U.S. economic recovery appears to be underway, as indicated by the impressive annualized GDP growth rate of 8.2% for the third quarter of 2003. In short, the potent mix of fiscal and monetary stimulus applied to the economy over the last year seems to be taking hold at last. How sustainable the recovery will be is unknown, but we see grounds for encouragement. What is unusual about present conditions is the remarkably high rate of U.S. productivity growth, and its potential to help keep inflation and interest rates low. Not so pleasing is the effect rapid productivity growth can have on the labor market, specifically resulting in slower job growth than would otherwise prevail. That said, recent data suggest that the labor market is finally firming. Moderately faster job growth might give equity investors even greater confidence in the robustness of consumer demand, which could, in turn, bode well for the equity market.

   In terms of portfolio strategy, we have been replacing certain less-cyclical companies with companies that we believe might perform better in an environment of growth combined with low inflation. As always, we continue to place a premium on company managements with a history of good execution. Of course, valuation remains a perennial concern, but even when replacing expensive holdings with cheaper ones we strive for consistency with our economic outlook. Finally, because the new tax law has made equity yields more attractive for taxable investors, we are weighing yield more heavily within our stock-selection process.

Hugh Neuburger
Portfolio Manager

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
       CREDIT SUISSE TAX EFFICIENT FUND(1) ON COMMON CLASS SHARES AND THE
                   S&P 500 INDEX(2) FROM INCEPTION (08/01/00).

              CREDIT SUISSE TAX EFFICIENT FUND(1) COMMON CLASS        S&P 500 INDEX(2)
  8/1/2000                     $  10,000                                 $  10,000
 8/31/2000                     $  10,709                                 $  10,621
 9/30/2000                     $   9,991                                 $  10,060
10/31/2000                     $   9,987                                 $  10,018
11/30/2000                     $   9,118                                 $   9,228
12/31/2000                     $   9,234                                 $   9,273
 1/31/2001                     $   9,586                                 $   9,602
 2/28/2001                     $   8,575                                 $   8,726
 3/31/2001                     $   7,883                                 $   8,174
 4/30/2001                     $   8,589                                 $   8,809
 5/31/2001                     $   8,635                                 $   8,868
 6/30/2001                     $   8,287                                 $   8,652
 7/31/2001                     $   8,083                                 $   8,567
 8/31/2001                     $   7,521                                 $   8,031
 9/30/2001                     $   6,914                                 $   7,382
10/31/2001                     $   7,025                                 $   7,523
11/30/2001                     $   7,633                                 $   8,100
12/31/2001                     $   7,656                                 $   8,171
 1/31/2002                     $   7,568                                 $   8,052
 2/28/2002                     $   7,336                                 $   7,896
 3/31/2002                     $   7,633                                 $   8,193
 4/30/2002                     $   7,048                                 $   7,697
 5/31/2002                     $   6,937                                 $   7,640
 6/30/2002                     $   6,394                                 $   7,096
 7/31/2002                     $   5,888                                 $   6,543
 8/31/2002                     $   5,921                                 $   6,586
 9/30/2002                     $   5,248                                 $   5,870
10/31/2002                     $   5,698                                 $   6,387
11/30/2002                     $   6,041                                 $   6,762
12/31/2002                     $   5,636                                 $   6,365
 1/31/2003                     $   5,515                                 $   6,198
 2/28/2003                     $   5,403                                 $   6,105
 3/31/2003                     $   5,491                                 $   6,165
 4/30/2003                     $   5,919                                 $   6,673
 5/31/2003                     $   6,184                                 $   7,024
 6/30/2003                     $   6,249                                 $   7,114
 7/31/2003                     $   6,421                                 $   7,239
 8/31/2003                     $   6,519                                 $   7,381
 9/30/2003                     $   6,431                                 $   7,302
10/31/2003                     $   6,765                                 $   7,716

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE TAX EFFICIENT FUND(1) CLASS A SHARES AND THE
                         S&P 500 INDEX(2) FOR TEN YEARS.

                CREDIT SUISSE TAX EFFICIENT FUND(1) CLASS A
                      (WITH MAXIMUM SALES CHARGE)                 S&P 500 INDEX(2)
10/31/1993                       9425                                    10000
11/30/1993                       9347                                     9906
12/31/1993                       9779                                    10028
 1/31/1994                      10314                                    10363
 2/28/1994                      10042                                    10083
 3/31/1994                       9516                                     9644
 4/30/1994                       9761                                     9769
 5/31/1994                       9806                                     9929
 6/30/1994                       9471                                     9683
 7/31/1994                       9824                                    10004
 8/31/1994                      10160                                    10411
 9/30/1994                       9861                                    10159
10/31/1994                       9815                                    10392
11/30/1994                       9481                                    10010
12/31/1994                       9364                                    10156
 1/31/1995                       9422                                    10421
 2/28/1995                       9617                                    10825
 3/31/1995                       9879                                    11145
 4/30/1995                      10024                                    11472
 5/31/1995                      10364                                    11926
 6/30/1995                      10422                                    12206
 7/31/1995                      10703                                    12613
 8/31/1995                      10597                                    12647
 9/30/1995                      10936                                    13178
10/31/1995                      11014                                    13132
11/30/1995                      11458                                    13710
12/31/1995                      11571                                    13963
 1/31/1996                      12030                                    14444
 2/29/1996                      12322                                    14583
 3/31/1996                      12427                                    14722
 4/30/1996                      12573                                    14939
 5/31/1996                      12761                                    15324
 6/30/1996                      12678                                    15386
 7/31/1996                      12155                                    14701
 8/31/1996                      12343                                    15014
 9/30/1996                      12897                                    15857
10/31/1996                      13252                                    16292
11/30/1996                      14299                                    17528
12/31/1996                      13906                                    17185
 1/31/1997                      14827                                    18252
 2/28/1997                      14839                                    18398
 3/31/1997                      14136                                    17633
 4/30/1997                      15034                                    18685
 5/31/1997                      15806                                    19832
 6/30/1997                      16381                                    20704
 7/31/1997                      17486                                    22349
 8/31/1997                      16508                                    21110
 9/30/1997                      17337                                    22261
10/31/1997                      16761                                    21529
11/30/1997                      17433                                    22516
12/31/1997                      17845                                    22897
 1/31/1998                      18114                                    23156
 2/28/1998                      19470                                    24820
 3/31/1998                      20374                                    26094
 4/30/1998                      20398                                    26364
 5/31/1998                      20007                                    25906
 6/30/1998                      20826                                    26958
 7/31/1998                      20686                                    26671
 8/31/1998                      17617                                    22821
 9/30/1998                      18906                                    24299
10/31/1998                      20281                                    26266
11/30/1998                      21397                                    27859
12/31/1998                      22906                                    29480
 1/31/1999                      23729                                    30693
 2/28/1999                      23205                                    29740
 3/31/1999                      24140                                    30934
 4/30/1999                      24888                                    32112
 5/31/1999                      24302                                    31370
 6/30/1999                      25687                                    33085
 7/31/1999                      25138                                    32077
 8/31/1999                      25138                                    31927
 9/30/1999                      24739                                    31043
10/31/1999                      26522                                    33017
11/30/1999                      27108                                    33692
12/31/1999                      29301                                    35673
 1/31/2000                      28279                                    33880
 2/29/2000                      28400                                    33240
 3/31/2000                      31159                                    36492
 4/30/2000                      30163                                    35394
 5/31/2000                      29355                                    34667
 6/30/2000                      30890                                    35522
 7/31/2000                      30351                                    34967
 8/31/2000                      32532                                    37138
 9/30/2000                      30351                                    35177
10/31/2000                      30338                                    35028
11/30/2000                      27698                                    32267
12/31/2000                      28050                                    32424
 1/31/2001                      29108                                    33575
 2/28/2001                      26049                                    30514
 3/31/2001                      23977                                    28580
 4/30/2001                      26133                                    30801
 5/31/2001                      26260                                    31008
 6/30/2001                      25203                                    30253
 7/31/2001                      24597                                    29955
 8/31/2001                      22877                                    28080
 9/30/2001                      21031                                    25813
10/31/2001                      21369                                    26305
11/30/2001                      23216                                    28323
12/31/2001                      23300                                    28571
 1/31/2002                      23018                                    28154
 2/28/2002                      22314                                    27611
 3/31/2002                      23216                                    28650
 4/30/2002                      21440                                    26913
 5/31/2002                      21101                                    26714
 6/30/2002                      19438                                    24811
 7/31/2002                      17916                                    22877
 8/31/2002                      18000                                    23028
 9/30/2002                      15970                                    20525
10/31/2002                      17338                                    22331
11/30/2002                      18381                                    23646
12/31/2002                      17149                                    22257
 1/31/2003                      16767                                    21674
 2/28/2003                      16442                                    21348
 3/31/2003                      16711                                    21556
 4/30/2003                      17996                                    23332
 5/31/2003                      18815                                    24561
 6/30/2003                      18999                                    24876
 7/31/2003                      19522                                    25314
 8/31/2003                      19832                                    25807
 9/30/2003                      19550                                    25534
10/31/2003                      20581                                    26979

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE TAX EFFICIENT FUND(1) CLASS B SHARES AND THE
                   S&P 500 INDEX(2) FROM INCEPTION (02/28/96).

                 CREDIT SUISSE TAX EFFICIENT FUND(1) CLASS B
               (WITH MAXIMUM CONTINGENT DEFERRED SALES CHARGE)         S&P 500 INDEX(2)
 2/28/1996                      10,000.00                                  10,000.00
 2/29/1996                       9,941.03                                  10,096.10
 3/31/1996                      10,025.27                                  10,192.82
 4/30/1996                      10,134.79                                  10,342.96
 5/31/1996                      10,278.01                                  10,609.50
 6/30/1996                      10,210.61                                  10,652.57
 7/31/1996                       9,780.96                                  10,178.21
 8/31/1996                       9,924.18                                  10,394.40
 9/30/1996                      10,362.26                                  10,978.67
10/31/1996                      10,640.27                                  11,279.16
11/30/1996                      11,476.26                                  12,135.36
12/31/1996                      11,162.02                                  11,897.87
 1/31/1997                      11,895.02                                  12,636.49
 2/28/1997                      11,895.02                                  12,737.83
 3/31/1997                      11,319.75                                  12,208.06
 4/30/1997                      12,034.19                                  12,936.40
 5/31/1997                      12,646.57                                  13,730.43
 6/30/1997                      13,101.22                                  14,334.16
 7/31/1997                      13,973.40                                  15,472.72
 8/31/1997                      13,184.73                                  14,615.23
 9/30/1997                      13,843.50                                  15,412.19
10/31/1997                      13,370.30                                  14,904.98
11/30/1997                      13,902.59                                  15,588.67
12/31/1997                      14,227.28                                  15,852.12
 1/31/1998                      14,424.06                                  16,031.56
 2/28/1998                      15,496.52                                  17,183.59
 3/31/1998                      16,204.93                                  18,065.63
 4/30/1998                      16,224.61                                  18,252.79
 5/31/1998                      15,899.92                                  17,935.37
 6/30/1998                      16,539.46                                  18,663.90
 7/31/1998                      16,427.06                                  18,465.51
 8/31/1998                      13,974.38                                  15,799.83
 9/30/1998                      14,993.03                                  16,823.02
10/31/1998                      16,071.03                                  18,184.85
11/30/1998                      16,940.44                                  19,287.39
12/31/1998                      18,126.08                                  20,409.73
 1/31/1999                      18,769.13                                  21,249.79
 2/28/1999                      18,347.12                                  20,589.77
 3/31/1999                      19,070.56                                  21,416.86
 4/30/1999                      19,653.33                                  22,232.42
 5/31/1999                      19,181.08                                  21,718.41
 6/30/1999                      20,266.24                                  22,905.53
 7/31/1999                      19,814.09                                  22,207.83
 8/31/1999                      19,783.95                                  22,104.34
 9/30/1999                      19,452.37                                  21,492.27
10/31/1999                      20,849.01                                  22,858.75
11/30/1999                      21,300.54                                  23,325.99
12/31/1999                      23,006.76                                  24,697.32
 1/31/2000                      22,202.55                                  23,456.53
 2/29/2000                      22,278.63                                  23,012.96
 3/31/2000                      24,430.42                                  25,264.32
 4/30/2000                      23,637.08                                  24,504.12
 5/31/2000                      22,985.02                                  24,001.29
 6/30/2000                      24,180.46                                  24,592.93
 7/31/2000                      23,734.89                                  24,208.54
 8/31/2000                      25,430.24                                  25,711.89
 9/30/2000                      23,713.15                                  24,354.30
10/31/2000                      23,680.55                                  24,251.28
11/30/2000                      21,614.02                                  22,339.31
12/31/2000                      21,864.82                                  22,448.55
 1/31/2001                      22,685.60                                  23,245.02
 2/28/2001                      20,280.24                                  21,125.54
 3/31/2001                      18,661.47                                  19,787.24
 4/30/2001                      20,325.84                                  21,324.91
 5/31/2001                      20,405.64                                  21,467.78
 6/30/2001                      19,573.46                                  20,945.26
 7/31/2001                      19,083.27                                  20,739.16
 8/31/2001                      17,749.49                                  19,440.89
 9/30/2001                      16,301.71                                  17,871.03
10/31/2001                      16,552.51                                  18,211.83
11/30/2001                      17,977.48                                  19,608.86
12/31/2001                      18,023.08                                  19,780.64
 1/31/2002                      17,795.09                                  19,492.04
 2/28/2002                      17,247.90                                  19,116.23
 3/31/2002                      17,920.49                                  19,835.19
 4/30/2002                      16,541.11                                  18,632.59
 5/31/2002                      16,278.91                                  18,495.26
 6/30/2002                      14,990.74                                  17,177.66
 7/31/2002                      13,793.76                                  15,838.66
 8/31/2002                      13,862.16                                  15,942.72
 9/30/2002                      12,288.98                                  14,210.07
10/31/2002                      13,326.37                                  15,460.84
11/30/2002                      14,112.95                                  16,370.86
12/31/2002                      13,166.77                                  15,409.07
 1/31/2003                      12,870.37                                  15,005.36
 2/28/2003                      12,608.18                                  14,780.28
 3/31/2003                      12,801.98                                  14,923.64
 4/30/2003                      13,793.76                                  16,153.35
 5/31/2003                      14,397.95                                  17,004.63
 6/30/2003                      14,534.75                                  17,222.29
 7/31/2003                      14,933.74                                  17,525.41
 8/31/2003                      15,150.33                                  17,867.15
 9/30/2003                      14,933.74                                  17,677.76
10/31/2003                      15,708.93                                  18,678.32

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE TAX EFFICIENT FUND(1) CLASS C SHARES AND THE
                   S&P 500 INDEX(2) FROM INCEPTION (02/28/00).

                CREDIT SUISSE TAX EFFICIENT FUND(1) CLASS C
              (WITH MAXIMUM CONTINGENT DEFERRED SALES CHARGE)           S&P 500 INDEX(2)
 2/28/2000                      10,000.00                                  10,000.00
 2/29/2000                      10,143.42                                   9,810.90
 3/31/2000                      11,117.71                                  10,770.70
 4/30/2000                      10,756.68                                  10,446.61
 5/31/2000                      10,459.94                                  10,232.25
 6/30/2000                      11,003.96                                  10,484.47
 7/31/2000                      10,801.19                                  10,320.60
 8/31/2000                      11,572.70                                  10,961.51
 9/30/2000                      10,786.35                                  10,382.74
10/31/2000                      10,776.46                                  10,338.82
11/30/2000                       9,830.84                                   9,523.71
12/31/2000                       9,950.16                                   9,570.28
 1/31/2001                      10,318.49                                   9,909.83
 2/28/2001                       9,229.06                                   9,006.25
 3/31/2001                       8,487.21                                   8,435.71
 4/30/2001                       9,244.62                                   9,091.25
 5/31/2001                       9,286.13                                   9,152.16
 6/30/2001                       8,907.42                                   8,929.39
 7/31/2001                       8,684.34                                   8,841.53
 8/31/2001                       8,072.19                                   8,288.05
 9/30/2001                       7,418.53                                   7,618.79
10/31/2001                       7,532.66                                   7,764.08
11/30/2001                       8,175.94                                   8,359.66
12/31/2001                       8,201.88                                   8,432.89
 1/31/2002                       8,098.12                                   8,309.86
 2/28/2002                       7,843.92                                   8,149.64
 3/31/2002                       8,155.19                                   8,456.15
 4/30/2002                       7,527.47                                   7,943.45
 5/31/2002                       7,408.15                                   7,884.91
 6/30/2002                       6,816.74                                   7,323.19
 7/31/2002                       6,277.21                                   6,752.35
 8/31/2002                       6,308.34                                   6,796.71
 9/30/2002                       5,592.43                                   6,058.04
10/31/2002                       6,064.51                                   6,591.27
11/30/2002                       6,422.47                                   6,979.24
12/31/2002                       5,991.89                                   6,569.21
 1/31/2003                       5,857.00                                   6,397.09
 2/28/2003                       5,737.68                                   6,301.14
 3/31/2003                       5,825.88                                   6,362.26
 4/30/2003                       6,277.21                                   6,886.51
 5/31/2003                       6,552.17                                   7,249.43
 6/30/2003                       6,614.42                                   7,342.22
 7/31/2003                       6,790.80                                   7,471.44
 8/31/2003                       6,894.56                                   7,617.13
 9/30/2003                       6,795.99                                   7,536.39
10/31/2003                       7,148.76                                   7,962.95

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003(1)

                                                                               SINCE
                                             1 YEAR     5 YEARS   10 YEARS   INCEPTION
                                             ------     -------   --------   ---------
COMMON CLASS

  Return Before Taxes                         22.54%          -          -      (13.01)%
  Return After Taxes
    on Distributions                          22.44%          -          -      (13.28)%
  Return After Taxes
    on Distributions and
    Sale of Fund Shares                       14.64%          -          -      (10.80)%

CLASS A(5)

  Return Before Taxes
    Without Sales Charge                      22.41%       0.67%      7.87%       8.21%
  Return Before Taxes With
    Maximum Sales Charge                      15.39%      (0.51)%     7.23%       7.82%
  Return After Taxes on
    Distributions Without
    Sales Charge                              22.31%       0.11%      6.47%       6.44%
  Return After Taxes on
    Distributions With
    Maximum Sales Charge                      15.29%      (1.07)%     5.84%       6.06%
  Return After Taxes on
    Distributions and Sale
    of Fund Shares Without
    Sales Charge                              14.55%       0.55%      6.24%       6.27%
  Return After Taxes on
    Distributions and Sale
    of Fund Shares With
    Maximum Sales Charge                       9.99%      (0.46)%     5.66%       5.92%

CLASS B

  Return Before Taxes
    Without CDSC                              21.52%      (0.08)%        -        5.43%
  Return Before Taxes With
    Maximum CDSC                              17.52%      (0.08)%        -        5.43%
  Return After Taxes on
    Distributions Without CDSC                21.52%      (0.63)%        -        4.42%
  Return After Taxes on
    Distributions With
    Maximum CDSC                              17.52%      (0.63)%        -        4.42%

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003(1)

                                                                               SINCE
                                             1 YEAR     5 YEARS   10 YEARS   INCEPTION
                                             ------     -------   --------   ---------
  Return After Taxes
    on Distributions and
    Sale of Fund Shares
    Without CDSC                              13.99%      (0.07)%       --        4.36%
  Return After Taxes
    on Distributions and
    Sale of Fund Shares
    With Maximum CDSC                         11.39%      (0.07)%       --        4.36%

CLASS C

  Return Before Taxes
    Without CDSC                              21.52%         --         --      (10.20)%
  Return Before Taxes
    With Maximum CDSC                         20.52%         --         --      (10.20)%
  Return After Taxes on
    Distributions Without CDSC                21.52%         --         --      (10.44)%
  Return After Taxes on
    Distributions With
    Maximum CDSC                              20.52%         --         --      (10.44)%
  Return After Taxes on
    Distributions and Sale of
    Fund Shares Without CDSC                  13.99%         --         --       (8.47)%
  Return After Taxes on
    Distributions and Sale of
    Fund Shares With
    Maximum CDSC                              13.34%         --         --       (8.47)%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003(1)

                                                                               SINCE
                                             1 YEAR     5 YEARS   10 YEARS   INCEPTION
                                             ------     -------   --------   ---------
COMMON CLASS

  Return Before Taxes                         18.74%         --         --      (11.32)%
  Return After Taxes
    on Distributions                          18.64%         --         --      (11.59)%
  Return After Taxes
    on Distributions and
    Sale of Fund Shares                       12.16%         --         --       (9.43)%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003(1)

                                                                               SINCE
                                             1 YEAR     5 YEARS   10 YEARS   INCEPTION
                                             ------     -------   --------   ---------
CLASS A(5)

  Return Before Taxes Without
    Sales Charge                              18.71%       0.29%      8.12%       8.49%
  Return Before Taxes With
    Maximum Sales Charge                      11.88%      (0.89)%     7.48%       8.11%
  Return After Taxes on
    Distributions Without
    Sales Charge                              18.61%      (0.26)%     6.72%       6.73%
  Return After Taxes on
    Distributions With
    Maximum Sales Charge                      11.79%      (1.44)%     6.09%       6.36%
  Return After Taxes on
    Distributions and Sale of
    Fund Shares Without
    Sales Charge                              12.14%       0.20%      6.44%       6.52%
  Return After Taxes on
    Distributions and Sale of
    Fund Shares With
    Maximum Sales Charge                       7.71%      (0.80)%     5.86%       6.17%

CLASS B

  Return Before Taxes
    Without CDSC                              17.88%      (0.45)%       --        6.06%
  Return Before Taxes With
    Maximum CDSC                              13.88%      (0.45)%       --        6.06%
  Return After Taxes on
    Distributions Without CDSC                17.88%      (1.01)%       --        5.06%
  Return After Taxes on
    Distributions With
    Maximum CDSC                              13.88%      (1.01)%       --        5.06%
  Return After Taxes on
    Distributions and Sale of
    Fund Shares Without CDSC                  11.62%      (0.41)%       --        4.90%
  Return After Taxes on
    Distributions and Sale of Fund
    Shares With Maximum CDSC                   9.02%      (0.41)%       --        4.90%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003(1)

                                                                               SINCE
                                             1 YEAR     5 YEARS   10 YEARS   INCEPTION
                                             ------     -------   --------   ---------
CLASS C

  Return Before Taxes
    Without CDSC                              17.88%         --         --       (8.73)%
  Return Before Taxes With
    Maximum CDSC                              16.88%         --         --       (8.73)%
  Return After Taxes on
    Distributions Without CDSC                17.88%         --         --       (8.96)%
  Return After Taxes on
    Distributions With
    Maximum CDSC                              16.88%         --         --       (8.96)%
  Return After Taxes on
    Distributions and Sale of
    Fund Shares Without CDSC                  11.62%         --         --       (7.28)%
  Return After Taxes on
    Distributions and Sale of
    Fund Shares With Maximum
    CDSC                                      10.97%         --         --       (7.28)%

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.
(3) Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 11.88%. Total return for Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge, or CDSC, of 4%), was 13.88%. Total return for Class C shares for the reporting period , based on redemption value (including maximum CDSC of 1%), was 16.88%.
(4) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual returns depend on an investor's circumstances and may differ from those shown. Actual after-tax returns may not be relevant to investors who hold their shares through tax-advantaged arrangements, such as IRA's or 401(k) plans. The after-tax performance figures provided in this report may vary from the after-tax performance figures provided by other sources. In some cases the returns after taxes may exceed the returns before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period.
(5)  Inception date: 12/15/86.

CREDIT SUISSE TAX EFFICIENT FUND
SCHEDULE OF INVESTMENTS
October 31, 2003

                                                    NUMBER OF
                                                     SHARES         VALUE
                                                    ---------   ------------
COMMON STOCKS (100.0%)

AEROSPACE & DEFENSE (2.1%)
    United Technologies Corp.                          22,000   $  1,863,180
                                                                ------------
AIR FREIGHT & COURIERS (1.4%)
    FedEx Corp.                                        16,600      1,257,616
                                                                ------------
BANKS (7.6%)
    Bank of America Corp.                              29,500      2,234,035
    Mellon Financial Corp.                             47,000      1,403,890
    Wachovia Corp.                                     23,000      1,055,010
    Wells Fargo & Co.                                  34,400      1,937,408
                                                                ------------
                                                                   6,630,343
                                                                ------------
BEVERAGES (1.8%)
    PepsiCo, Inc.                                      33,500      1,601,970
                                                                ------------
BIOTECHNOLOGY (2.8%)
    Amgen, Inc.*                                       40,000      2,470,400
                                                                ------------
CHEMICALS (1.6%)
    PPG Industries, Inc.                               24,000      1,383,600
                                                                ------------
COMMERCIAL SERVICES & SUPPLIES (2.4%)
    Avery Dennison Corp.                               25,000      1,314,500
    Monster Worldwide, Inc.*                           30,000        764,100
                                                                ------------
                                                                   2,078,600
                                                                ------------
COMMUNICATIONS EQUIPMENT (3.5%)
    Cisco Systems, Inc.*                              101,500      2,129,470
    Motorola, Inc.                                     71,000        960,630
                                                                ------------
                                                                   3,090,100
                                                                ------------
COMPUTERS & PERIPHERALS (4.4%)
    Dell, Inc.*                                        41,000      1,480,920
    International Business Machines Corp.              18,000      1,610,640
    Seagate Technology                                 32,500        746,850
                                                                ------------
                                                                   3,838,410
                                                                ------------
DIVERSIFIED FINANCIALS (7.7%)
    Citigroup, Inc.                                    56,000      2,654,400
    J.P. Morgan Chase & Co.                            12,000        430,800
    Merrill Lynch & Company, Inc.                      34,000      2,012,800
    State Street Corp.                                 32,400      1,696,464
                                                                ------------
                                                                   6,794,464
                                                                ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (3.4%)
    BellSouth Corp.                                    56,000      1,473,360
    Verizon Communications, Inc.                       44,000      1,478,400
                                                                ------------
                                                                   2,951,760
                                                                ------------
ELECTRICAL EQUIPMENT (1.1%)
    Emerson Electric Co.                               16,400        930,700
                                                                ------------

                 See Accompanying Notes to Financial Statements.

                                                    NUMBER OF
                                                     SHARES         VALUE
                                                    ---------   ------------
COMMON STOCKS

FOOD & DRUG RETAILING (1.6%)
    CVS Corp.                                          41,000   $  1,442,380
                                                                ------------
FOOD PRODUCTS (1.3%)
    General Mills, Inc.                                25,000      1,121,250
                                                                ------------
HEALTHCARE EQUIPMENT & SUPPLIES (2.4%)
    Biomet, Inc.                                       25,000        896,500
    Medtronic, Inc.                                    27,000      1,230,390
                                                                ------------
                                                                   2,126,890
                                                                ------------
HOUSEHOLD PRODUCTS (2.9%)
    Colgate-Palmolive Co.                              20,000      1,063,800
    Procter & Gamble Co.                               14,750      1,449,777
                                                                ------------
                                                                   2,513,577
                                                                ------------
INDUSTRIAL CONGLOMERATES (3.5%)
    General Electric Co.                               57,900      1,679,679
    Tyco International, Ltd.                           67,300      1,405,224
                                                                ------------
                                                                   3,084,903
                                                                ------------
INSURANCE (4.7%)
    Chubb Corp.                                        25,500      1,703,655
    Hartford Financial Services Group, Inc.            36,700      2,014,830
    Travelers Property Casualty Corp. Class B          23,000        376,510
                                                                ------------
                                                                   4,094,995
                                                                ------------
MEDIA (6.9%)
    Clear Channel Communications, Inc.                 30,000      1,224,600
    EchoStar Communications Corp. Class A*             18,000        689,760
    Omnicom Group, Inc.                                18,200      1,452,360
    Tribune Co.                                        19,300        946,665
    Viacom, Inc. Class B                               43,000      1,714,410
                                                                ------------
                                                                   6,027,795
                                                                ------------
MULTILINE RETAIL (7.0%)
    Federated Department Stores, Inc.                  29,800      1,416,990
    Target Corp.                                       50,000      1,987,000
    Wal-Mart Stores, Inc.                              46,000      2,711,700
                                                                ------------
                                                                   6,115,690
                                                                ------------
OIL & GAS (5.5%)
    ConocoPhillips                                     40,704      2,326,234
    Exxon Mobil Corp.                                  68,000      2,487,440
                                                                ------------
                                                                   4,813,674
                                                                ------------
PERSONAL PRODUCTS (2.4%)
    Avon Products, Inc.                                12,500        849,500
    Estee Lauder Companies, Inc. Class A               33,700      1,260,043
                                                                ------------
                                                                   2,109,543
                                                                ------------

                 See Accompanying Notes to Financial Statements.

                                                    NUMBER OF
                                                     SHARES         VALUE
                                                    ---------   ------------
COMMON STOCKS

PHARMACEUTICALS (9.0%)
    Abbott Laboratories                                40,500   $  1,726,110
    Forest Laboratories, Inc.*                         16,000        800,160
    Johnson & Johnson                                  38,000      1,912,540
    Pfizer, Inc.                                       87,000      2,749,200
    Wyeth                                              16,500        728,310
                                                                ------------
                                                                   7,916,320
                                                                ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (7.3%)
    Intel Corp.                                        92,000      3,040,600
    Maxim Integrated Products, Inc.                    15,500        770,505
    Micron Technology, Inc.*                           32,000        458,880
    Texas Instruments, Inc.                            73,300      2,119,836
                                                                ------------
                                                                   6,389,821
                                                                ------------
SOFTWARE (5.7%)
    Electronic Arts, Inc.*                              8,200        812,128
    Microsoft Corp.                                   100,000      2,615,000
    Symantec Corp.*                                    11,000        733,150
    VERITAS Software Corp.*                            22,000        795,300
                                                                ------------
                                                                   4,955,578
                                                                ------------

TOTAL COMMON STOCKS (Cost $69,353,505)                            87,603,559
                                                                ------------

TOTAL INVESTMENTS AT VALUE (100.0%)
  (Cost $69,353,505)                                              87,603,559

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.0%)                        (32,700)
                                                                ------------

NET ASSETS (100.0%)                                             $ 87,570,859
                                                                ============

----------
 * Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003

ASSETS
    Investments at value (Cost $69,353,505) (Note 1)                      $  87,603,559
    Cash                                                                          1,702
    Receivable for investments sold                                             194,881
    Dividends receivable                                                        121,390
    Receivable for fund shares sold                                               4,712
    Prepaid expenses                                                             11,826
                                                                          -------------
      Total Assets                                                           87,938,070
                                                                          -------------
LIABILITIES
    Advisory fee payable (Note 2)                                                77,968
    Administrative services fee payable (Note 2)                                 21,195
    Distribution fee payable (Note 2)                                            33,646
    Loan payable                                                                154,000
    Payable for fund shares redeemed                                             17,013
    Trustees' fee payable                                                         1,993
    Other accrued expenses payable                                               61,396
                                                                          -------------
      Total Liabilities                                                         367,211
                                                                          -------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                      6,098
    Paid-in capital (Note 5)                                                 82,941,984
    Undistributed net investment income                                         137,817
    Accumulated net realized loss on investments                            (13,765,094)
    Net unrealized appreciation from investments                             18,250,054
                                                                          -------------
      Net Assets                                                          $  87,570,859
                                                                          =============
COMMON SHARES
    Net assets                                                            $     756,702
    Shares outstanding                                                           51,998
                                                                          -------------
    Net asset value, offering price, and redemption price per share       $       14.55
                                                                          =============
A SHARES
    Net assets                                                            $  64,614,914
    Shares outstanding                                                        4,434,816
                                                                          -------------
    Net asset value and redemption price per share                        $       14.57
                                                                          =============
    Maximum offering price per share (net asset value/(1-5.75%))          $       15.46
                                                                          =============
B SHARES
    Net assets                                                            $  19,265,245
    Shares outstanding                                                        1,398,264
                                                                          -------------
    Net asset value and offering price per share                          $       13.78
                                                                          =============
C SHARES
    Net assets                                                            $   2,933,998
    Shares outstanding                                                          212,994
                                                                          -------------
    Net asset value and offering price per share                          $       13.78
                                                                          =============

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2003

INVESTMENT INCOME (Note 1)
    Dividends                                                             $   1,406,212
    Interest                                                                      1,106
                                                                          -------------
      Total investment income                                                 1,407,318
                                                                          -------------
EXPENSES
    Investment advisory fees (Note 2)                                           651,196
    Administrative services fees (Note 2)                                       141,508
    Distribution fees (Note 2)                                                  390,125
    Transfer agent fees (Note 2)                                                175,717
    Legal fees                                                                   43,714
    Registration fees                                                            35,199
    Printing fees (Note 2)                                                       28,625
    Audit fees                                                                   23,090
    Insurance expense                                                            10,651
    Custodian fees                                                               10,081
    Trustees' fees                                                                7,157
    Interest expense                                                              3,779
    Miscellaneous expense                                                         5,659
                                                                          -------------
      Total expenses                                                          1,526,501
    Less: fees waived (Note 2)                                                 (257,011)
                                                                          -------------
      Net expenses                                                            1,269,490
                                                                          -------------
        Net investment income                                                   137,828
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized loss from investments                                       (1,942,030)
    Net change in unrealized appreciation (depreciation) from
      investments                                                            16,398,087
                                                                          -------------
    Net realized and unrealized gain from investments                        14,456,057
                                                                          -------------
    Net increase in net assets resulting from operations                  $  14,593,885
                                                                          =============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR         FOR THE YEAR
                                                                              ENDED                ENDED
                                                                         OCTOBER 31, 2003    OCTOBER 31, 2002
                                                                         ----------------    ----------------
FROM OPERATIONS
  Net investment income                                                   $     137,828       $     142,577
  Net realized loss from investments                                         (1,942,030)        (10,387,080)
  Net change in unrealized appreciation (depreciation)
    from investments                                                         16,398,087         (13,227,307)
                                                                          -------------       -------------
    Net increase (decrease) in net assets resulting from operations          14,593,885         (23,471,810)
                                                                          -------------       -------------
FROM DIVIDENDS
  Dividends from net investment income
  Common Class shares                                                            (1,947)                 --
  Class A shares                                                               (140,641)                 --
                                                                          -------------       -------------
    Net decrease in net assets resulting from dividends                        (142,588)                 --
                                                                          -------------       -------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                2,559,897           8,194,566
  Reinvestment of dividends                                                     121,024                  --
  Net asset value of shares redeemed                                        (20,465,012)        (57,525,553)
                                                                          -------------       -------------
    Net decrease in net assets from capital share transactions              (17,784,091)        (49,330,987)
                                                                          -------------       -------------
  Net decrease in net assets                                                 (3,332,794)        (72,802,797)

NET ASSETS
  Beginning of year                                                          90,903,653         163,706,450
                                                                          -------------       -------------
  End of year                                                             $  87,570,859       $  90,903,653
                                                                          =============       =============
  Undistributed Net Investment Income                                     $     137,817       $     142,577
                                                                          =============       =============

                 See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                       FOR THE YEAR ENDED OCTOBER 31,
                                                                -------------------------------------------
                                                                  2003         2002        2001      2000(1)
                                                                --------     --------    --------   --------
PER SHARE DATA
  Net asset value, beginning of period                          $  12.28     $  15.14    $  22.55   $  22.55
                                                                --------     --------    --------   --------
INVESTMENT OPERATIONS
  Net investment income (loss)(2)                                   0.05         0.04        0.01      (0.02)
  Net gain (loss) on investments
    (both realized and unrealized)                                  2.25        (2.90)      (6.47)      0.02
                                                                --------     --------    --------   --------
      Total from investment operations                              2.30        (2.86)      (6.46)        --
                                                                --------     --------    --------   --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                             (0.03)          --          --         --
  Distributions from net realized gains                               --           --       (0.95)        --
                                                                --------     --------    --------   --------
      Total dividends and distributions                            (0.03)          --       (0.95)        --
                                                                --------     --------    --------   --------
NET ASSET VALUE, END OF PERIOD                                  $  14.55     $  12.28    $  15.14   $  22.55
                                                                ========     ========    ========   ========

      Total return(3)                                              18.74%      (18.89)%    (29.66)%     0.00%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                      $    757     $    899    $  1,395   $  1,002
    Ratio of expenses to average net assets                         1.26%        1.09%       1.10%      0.27%(4)
    Ratio of net investment income (loss)
      to average net assets                                         0.36%        0.28%       0.05%     (0.11)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                          0.30%        0.38%       0.14%        --
  Portfolio turnover rate                                             42%          19%         17%        26%

----------
(1)  For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Year)

                                                                         FOR THE YEAR ENDED OCTOBER 31,
                                                          --------------------------------------------------------------
                                                             2003         2002         2001         2000          1999
                                                          ---------    ---------    ---------    ---------     ---------
PER SHARE DATA
  Net asset value, beginning of year                      $   12.30    $   15.16    $   22.54    $   21.27     $   16.52
                                                          ---------    ---------    ---------    ---------     ---------
INVESTMENT OPERATIONS
  Net investment income (loss)(1)                              0.05         0.04         0.01        (0.04)        (0.03)
  Net gain (loss) on investments
    (both realized and unrealized)                             2.25        (2.90)       (6.44)        2.92          5.04
                                                          ---------    ---------    ---------    ---------     ---------
      Total from investment operations                         2.30        (2.86)       (6.43)        2.88          5.01
                                                          ---------    ---------    ---------    ---------     ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                        (0.03)          --           --           --            --
  Distributions from net realized gains                          --           --        (0.95)       (1.61)        (0.26)
                                                          ---------    ---------    ---------    ---------     ---------
      Total dividends and distributions                       (0.03)          --        (0.95)       (1.61)        (0.26)
                                                          ---------    ---------    ---------    ---------     ---------
NET ASSET VALUE, END OF YEAR                              $   14.57    $   12.30    $   15.16    $   22.54     $   21.27
                                                          =========    =========    =========    =========     =========

      Total return(2)                                         18.71%      (18.87)%     (29.56)%      14.39%        30.77%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                  $  64,615    $  65,319    $ 102,935    $ 159,945     $ 135,677
    Ratio of expenses to average net assets                    1.26%        1.09%        1.10%        1.14%         1.23%
    Ratio of net investment income (loss)
      to average net assets                                    0.36%        0.29%        0.04%       (0.19)%       (0.16)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                     0.30%        0.39%        0.11%          --            --
  Portfolio turnover rate                                        42%          19%          17%          26%           35%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Year)

                                                                         FOR THE YEAR ENDED OCTOBER 31,
                                                          --------------------------------------------------------------
                                                             2003         2002         2001         2000          1999
                                                          ---------    ---------    ---------    ---------     ---------
PER SHARE DATA
  Net asset value, beginning of year                      $   11.69    $   14.52    $   21.79    $   20.75     $   16.25
                                                          ---------    ---------    ---------    ---------     ---------
INVESTMENT OPERATIONS
  Net investment loss(1)                                      (0.05)       (0.07)       (0.12)       (0.20)        (0.17)
  Net gain (loss) on investments
    (both realized and unrealized)                             2.14        (2.76)       (6.20)        2.85          4.93
                                                          ---------    ---------    ---------    ---------     ---------
      Total from investment operations                         2.09        (2.83)       (6.32)        2.65          4.76
                                                          ---------    ---------    ---------    ---------     ---------
LESS DISTRIBUTIONS
  Distributions from net realized gains                          --           --        (0.95)       (1.61)        (0.26)
                                                          ---------    ---------    ---------    ---------     ---------
NET ASSET VALUE, END OF YEAR                              $   13.78    $   11.69    $   14.52    $   21.79     $   20.75
                                                          =========    =========    =========    =========     =========

      Total return(2)                                         17.88%      (19.49)%     (30.10)%      13.58%        29.73%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                  $  19,265    $  21,490    $  35,270    $  50,233     $  32,783
    Ratio of expenses to average net assets                    2.01%        1.84%        1.85%        1.85%         1.93%
    Ratio of net investment loss
      to average net assets                                   (0.39)%      (0.46)%      (0.71)%      (0.91)%       (0.86)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                     0.30%        0.39%        0.11%          --            --
  Portfolio turnover rate                                        42%          19%          17%          26%           35%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                       FOR THE YEAR ENDED OCTOBER 31,
                                                                -------------------------------------------
                                                                  2003        2002        2001      2000(1)
                                                                --------    --------    --------   --------
PER SHARE DATA
  Net asset value, beginning of period                          $  11.69    $  14.52    $  21.79   $  20.01
                                                                --------    --------    --------   --------
INVESTMENT OPERATIONS
  Net investment loss(2)                                           (0.05)      (0.06)      (0.12)     (0.17)
  Net gain (loss) on investments
    (both realized and unrealized)                                  2.14       (2.77)      (6.20)      1.95
                                                                --------    --------    --------   --------
      Total from investment operations                              2.09       (2.83)      (6.32)      1.78
                                                                --------    --------    --------   --------
LESS DISTRIBUTIONS
  Distributions from net realized gains                               --          --       (0.95)        --
                                                                --------    --------    --------   --------
NET ASSET VALUE, END OF PERIOD                                  $  13.78    $  11.69    $  14.52   $  21.79
                                                                ========    ========    ========   ========

      Total return(3)                                              17.88%     (19.49)%    (30.10)%     8.90%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                      $  2,934    $  3,195    $  4,220   $  4,412
    Ratio of expenses to average net assets                         2.01%       1.84%       1.85%      1.32%(4)
    Ratio of net investment loss
      to average net assets                                        (0.39)%     (0.45)%     (0.71)%    (0.91)%(4)
  Decrease reflected in above operating expense
    ratios due to waivers/reimbursements                            0.30%       0.40%       0.11%        --
  Portfolio turnover rate                                             42%         19%         17%        26%

----------
(1)  For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2003

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Tax Efficient Fund (the "Fund"), a series of the Credit Suisse Capital Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term capital appreciation on an after-tax basis. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on November 26, 1985.

   The Fund is authorized to offer four classes of shares: Common Class, Class A, Class B and Class C shares. Effective December 12, 2001, Common Class shares closed to new investments, except for reinvestments of dividends. Common Class shareholders may continue to hold Common Class shares but may not add to their accounts. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Effective March 21, 2002, Class D shares ceased operations. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by the Board of Trustees under procedures established by the Board of Trustees. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, money market instruments and the AIM Institutional Funds - Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan at October 31, 2003.

Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Fund and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Fund will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Fund shall be reduced to such lower fee amount. There was no income from securities lending for the year ended October 31, 2003.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund based on the following fee schedule:

           AVERAGE DAILY NET ASSETS                         ANNUAL RATE
           ------------------------                         -----------
           First $100 million                     0.75% of average daily net assets
           Over $100 million                      0.50% of average daily net assets

   For the year ended October 31, 2003, investment advisory fees earned and voluntarily waived were $651,196 and $257,011, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended October 31, 2003, co-administrative services fees earned by CSAMSI were $86,826.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

       AVERAGE DAILY NET ASSETS                     ANNUAL RATE
       ------------------------                     -----------
       First $5 billion                   0.050% of average daily net assets
       Next $5 billion                    0.035% of average daily net assets
       Over $10 billion                   0.020% of average daily net assets

   For the year ended October 31, 2003, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $54,682.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Common Class shares and Class A shares of the Fund. For the Class B and Class C shares of the Fund, the fees are calculated at an annual rate of 1.00% of average daily net assets. Effective November 1, 2003, CSAMSI no longer receives 12b-1 fees on Common Class Shares. For the year ended October 31, 2003, distribution fees paid to CSAMSI were as follows:

                                                          DISTRIBUTION FEE
                                                          ----------------
         Common Class                                        $   1,979
         Class A                                               157,404
         Class B                                               200,977
         Class C                                                29,765
                                                             ---------
                                                             $ 390,125
                                                             =========

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the year ended October 31, 2003, the Fund reimbursed CSAM $3,056, which is included in the Fund's transfer agent expense.

   For the year ended October 31, 2003, CSAMSI and its affiliates advised the Fund that they retained $15,291 from commissions earned on the sales of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2003, Merrill was paid $33,857 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $100 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2003, the Fund had a loan outstanding under the Credit Facility of $154,000. During the year ended October 31, 2003, the Fund had borrowings under the Credit Facility as follows:

           AVERAGE DAILY        WEIGHTED AVERAGE           MAXIMUM DAILY
           LOAN BALANCE          INTEREST RATE %          LOAN OUTSTANDING
           -------------        ----------------          ----------------
            $ 388,800                1.588%                  $ 1,374,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2003, purchases and sales of investment securities (excluding short-term investments) were $35,929,237 and $53,469,205, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as the Common Class shares, Class A shares,

Class B shares, and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

                                                                   COMMON CLASS
                                      -----------------------------------------------------------------------
                                                                FOR THE YEAR ENDED
                                      -----------------------------------------------------------------------
                                               OCTOBER 31, 2003                      OCTOBER 31, 2002
                                      -----------------------------------------------------------------------
                                          SHARES              VALUE             SHARES              VALUE
                                      --------------     --------------     --------------     --------------
Shares sold                                       40     $          505             29,164     $      473,793
Shares issued in reinvestment
  of dividends                                   147              1,860                 --                 --
Shares redeemed                              (21,358)          (268,450)           (48,090)          (689,981)
                                      --------------     --------------     --------------     --------------
Net decrease                                 (21,171)    $     (266,085)           (18,926)    $     (216,188)
                                      ==============     ==============     ==============     ==============

                                                                     CLASS A
                                      -----------------------------------------------------------------------
                                                                FOR THE YEAR ENDED
                                      -----------------------------------------------------------------------
                                               OCTOBER 31, 2003                      OCTOBER 31, 2002
                                      -----------------------------------------------------------------------
                                          SHARES              VALUE             SHARES              VALUE
                                      --------------     --------------     --------------     --------------
Shares sold                                  173,421     $    2,134,433            204,856     $    2,742,660
Shares issued in reinvestment
  of dividends                                 9,415            119,164                 --                 --
Shares redeemed                           (1,060,493)       (13,576,157)        (1,680,530)       (23,172,404)
                                      --------------     --------------     --------------     --------------
Net decrease                                (877,657)    $  (11,322,560)        (1,475,674)    $  (20,429,744)
                                      ==============     ==============     ==============     ==============

                                                                     CLASS B
                                      -----------------------------------------------------------------------
                                                                FOR THE YEAR ENDED
                                      -----------------------------------------------------------------------
                                               OCTOBER 31, 2003                      OCTOBER 31, 2002
                                      -----------------------------------------------------------------------
                                          SHARES              VALUE             SHARES              VALUE
                                      --------------     --------------     --------------     --------------
Shares sold                                   32,569     $      401,177            121,941     $    1,868,259
Shares redeemed                             (472,715)        (5,856,909)          (711,742)        (9,536,588)
                                      --------------     --------------     --------------     --------------
Net decrease                                (440,146)    $   (5,455,732)          (589,801)    $   (7,668,329)
                                      ==============     ==============     ==============     ==============

                                                                     CLASS C
                                      -----------------------------------------------------------------------
                                                                FOR THE YEAR ENDED
                                      -----------------------------------------------------------------------
                                               OCTOBER 31, 2003                      OCTOBER 31, 2002
                                      -----------------------------------------------------------------------
                                          SHARES              VALUE             SHARES              VALUE
                                      --------------     --------------     --------------     --------------
Shares sold                                    2,004     $       23,782             96,550     $    1,424,556
Shares redeemed                              (62,419)          (763,496)          (113,756)        (1,664,618)
                                      --------------     --------------     --------------     --------------
Net decrease                                 (60,415)    $     (739,714)           (17,206)    $     (240,062)
                                      ==============     ==============     ==============     ==============

                                                                                         CLASS D
                                                                            ---------------------------------
                                                                                    FOR THE YEAR ENDED
                                                                                    OCTOBER 31, 2002(1)
                                                                            ---------------------------------
                                                                                SHARES             VALUE
                                                                            --------------     --------------
Shares sold                                                                        103,477     $    1,685,298
Shares redeemed                                                                 (1,407,894)       (22,461,962)
                                                                            --------------     --------------
Net decrease                                                                    (1,304,417)    $  (20,776,664)
                                                                            ==============     ==============

----------
(1) Class D ceased operations on March 21, 2002.

   On October 31, 2003, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                    NUMBER OF       APPROXIMATE PERCENTAGE
                                  SHAREHOLDERS       OF OUTSTANDING SHARES
                                  ------------      ----------------------
           Common Class                1                       7%
           Class C                     2                      12%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

   The tax characteristics of dividends paid during the year ended October 31, 2003 and 2002, respectively, by the Fund were as follows:

                                   ORDINARY INCOME
                            ----------------------------
                               2003                2002
                            ---------            --------
                            $ 142,588             $   --

   At October 31, 2003, the components of distributable earnings on a tax basis for the Fund were as follows:

       Undistributed ordinary income                     $     137,817
       Accumulated net realized loss                       (13,765,094)
       Unrealized appreciation                              18,250,054
                                                         -------------
                                                         $   4,622,777
                                                         =============

   At October 31, 2003, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                                 EXPIRES OCTOBER 31,
           --------------------------------------------------------------
              2009                      2010                     2011
           -----------              ------------             -----------
           $ 1,435,984              $ 10,387,080             $ 1,942,030

   At October 31, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $69,353,505, $21,389,883, $(3,139,829) and $18,250,054, respectively.

NOTE 7. PROPOSED REORGANIZATION

   On August 12, 2003, the Fund's Board of Trustees approved, subject to shareholder approval, a proposed reorganization (the "Reorganization") whereby all of the Fund's assets and liabilities would be transferred to Credit Suisse Select Equity Fund (the "Acquiring Fund") in exchange for shares of the Fund. The Fund would then be liquidated and shares of the Acquiring Fund would be distributed to the Fund's shareholders.

   If the Reorganization is completed, each shareholder of the Fund would become a shareholder of the Acquiring Fund and would receive on a tax-free basis shares of the Acquiring Fund with the same aggregate net asset value as their shares of beneficial interest of the Fund. The Reorganization is subject to the completion of certain conditions, including the approval of the Fund's shareholders.

NOTE 8. SUBSEQUENT EVENT

   On December 19, 2003, the Fund's shareholders approved the Reorganization of the Fund into the Acquiring Fund. The transfer of the Fund's assets and liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund is scheduled to take place on January 9, 2004. On that date, the Fund will be liquidated and shares of the Acquiring Fund will be distributed to the Fund's shareholders.

NOTE 9. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE TAX EFFICIENT FUND
REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Credit Suisse Tax Efficient Fund:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Tax Efficient Fund (formally known as Credit Suisse Blue Chip Fund) (a series of Credit Suisse Capital Funds) (the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period ended October 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and broker, provide a reasonable basis for our opinion. The financial highlights of the Fund for each of the periods presented in the period ended October 31, 2000 were audited by other independent auditors, whose report dated December 20, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2003

CREDIT SUISSE TAX EFFICIENT FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                             TERM                                    NUMBER OF
                                             OF OFFICE(1)                            PORTFOLIOS IN
                                             AND                                     FUND
                             POSITION(S)     LENGTH          PRINCIPAL               COMPLEX          OTHER
NAME, ADDRESS AND            HELD WITH       OF TIME         OCCUPATION(S) DURING    OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                FUNDS           SERVED          PAST FIVE YEARS         TRUSTEE          HELD BY TRUSTEE
------------------------     -----------     ------------    --------------------    -------------    ---------------
INDEPENDENT TRUSTEES

Richard H. Francis           Trustee,        Since 2001      Currently retired       44               None
c/o Credit Suisse Asset      Nominating
Management, LLC              and Audit
466 Lexington Avenue         Committee
New York, New York           Member
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten            Trustee,        Since 2001      Dean of Yale            43               Director of
Box 208200                   Nominating                      School of                                Aetna, Inc.
New Haven, Connecticut       and Audit                       Management and                           (insurance
06520-8200                   Committee                       William S. Beinecke                      company);
                             Member                          Professor in the                         Director of
Date of Birth: 10/29/46                                      Practice of                              Calpine
                                                             International Trade                      Corporation
                                                             and Finance                              (energy
                                                             (11/95 -- present)                       provider);
                                                                                                      Director of
                                                                                                      CarMax Group
                                                                                                      (used car
                                                                                                      dealers)

Peter F. Krogh               Trustee,        Since 2001      Dean Emeritus and       43               Director of
301 ICC Georgetown           Nominating                      Distinguished                            Carlisle
University                   and Audit                       Professor of                             Companies
Washington, DC 20057         Committee                       International                            Incorporated
                             Member                          Affairs at the                           (diversified
Date of Birth: 02/11/37                                      Edmund A. Walsh                          manufacturing
                                                             School of Foreign                        company);
                                                             Service, Georgetown                      Member of
                                                             University                               Selection
                                                             (6/95 -- present);                       Committee for
                                                             Moderator of                             Truman
                                                             PBS foreign affairs                      Scholars and
                                                             television series                        Henry Luce
                                                             (1988 -- 2000)                           Scholars; Senior
                                                                                                      Associate of
                                                                                                      Center for
                                                                                                      Strategic and
                                                                                                      International
                                                                                                      Studies; Trustee
                                                                                                      of numerous
                                                                                                      world affairs
                                                                                                      organizations

----------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                             TERM                                    NUMBER OF
                                             OF OFFICE(1)                            PORTFOLIOS IN
                                             AND                                     FUND
                             POSITION(S)     LENGTH          PRINCIPAL               COMPLEX          OTHER
NAME, ADDRESS AND            HELD WITH       OF TIME         OCCUPATION(S) DURING    OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                FUNDS           SERVED          PAST FIVE YEARS         TRUSTEE          HELD BY TRUSTEE
------------------------     -----------     ------------    --------------------    -------------    ---------------
INDEPENDENT TRUSTEES

James S. Pasman, Jr.         Trustee,        Since 2001      Currently retired       45               Director of
c/o Credit Suisse Asset      Nominating                                                               Education
Management, LLC              and Audit                                                                Management
466 Lexington Avenue         Committee                                                                Corp.
New York, New York           Member
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport          Trustee,        Since 2001      Partner of Lehigh       45               None
Lehigh Court, LLC            Nominating                      Court, LLC and RZ
40 East 52nd Street          Committee                       Capital (private
New York, New York           Member and                      investment firms)
10022                        Audit                           (7/02 -- present);
                             Committee                       Consultant to
Date of Birth: 07/10/48      Chairman                        SunGard Securities
                                                             Finance, Inc. from
                                                             February 2002 to
                                                             July 2002; President
                                                             of SunGard
                                                             Securities Finance,
                                                             Inc. from 2001 to
                                                             February 2002;
                                                             President of Loanet,
                                                             Inc. (on-line
                                                             accounting service)
                                                             from 1997 to 2001

                                             TERM                                    NUMBER OF
                                             OF OFFICE(1)                            PORTFOLIOS IN
                                             AND                                     FUND
                             POSITION(S)     LENGTH          PRINCIPAL               COMPLEX          OTHER
NAME, ADDRESS AND            HELD WITH       OF TIME         OCCUPATION(S) DURING    OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                FUNDS           SERVED          PAST FIVE YEARS         TRUSTEE          HELD BY TRUSTEE
------------------------     -----------     ------------    --------------------    -------------    ---------------
INTERESTED TRUSTEES

Joseph D. Gallagher(2)       Trustee,        Since 2003      Managing Director       46               None
Credit Suisse Asset          Chairman of                     and Chief Executive
Management, LLC              the Board                       Officer of CSAM
466 Lexington Avenue         and Chief                       since 2003; Global
New York, New York           Executive                       Chief Financial
10017-3140                   Officer                         Officer, Credit
                                                             Suisse Asset
Date of Birth: 12/14/62                                      Management since
                                                             1999; Chief
                                                             Executive Officer
                                                             and Director of
                                                             Credit Suisse Asset
                                                             Management Limited,
                                                             London, England,
                                                             from June 2000 to
                                                             2003; Director of
                                                             Credit Suisse Asset
                                                             Management Funds
                                                             (UK) Limited,
                                                             London, England,
                                                             from June 2000 to
                                                             2003; Managing
                                                             Director, Head --
                                                             Asian Corporate
                                                             Finance and M&A,
                                                             Credit Suisse First
                                                             Boston, Hong Kong,
                                                             China, from January
                                                             1998 to May 1999

William W. Priest, Jr.(3)    Trustee         Since 2001      Co-Managing Partner,    50               Director of Globe
Steinberg Priest & Sloane                                    Steinberg Priest &                       Wireless, LLC
Capital Management, LLC                                      Sloane Capital                           (maritime
12 East 49th Street                                          Management, LLC                          communications
12th Floor                                                   since March 2001;                        company); Director
New York, New York                                           Chairman and                             of InfraRed X
10017                                                        Managing Director                        (medical device
                                                             of CSAM from 2000                        company)
Date of Birth: 09/24/41                                      to February 2001,
                                                             Chief Executive
                                                             Officer and Managing
                                                             Director of CSAM
                                                             from 1990 to 2000

----------
(2) Mr. Gallagher is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

(3) Mr. Priest is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                                TERM
                                                OF OFFICE(1)
                                                AND
                              POSITION(S)       LENGTH
NAME, ADDRESS AND             HELD WITH         OF TIME
DATE OF BIRTH                 FUNDS             SERVED          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------       -----------       ------------    ----------------------------------------------
OFFICERS

Hal Liebes                    Vice              Since 1999      Managing Director and Global General Counsel of CSAM; Associated
Credit Suisse Asset           President and                     with CSAM since 1997; Officer of other Credit Suisse Funds
Management, LLC               Secretary
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 07/06/64

Michael A. Pignataro          Chief             Since 1999      Director and Director of Fund Administration of CSAM; Associated
Credit Suisse Asset           Financial                         with CSAM since 1984; Officer of other Credit Suisse Funds
Management, LLC               Officer and
466 Lexington Avenue          Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Gregory N. Bressler           Assistant         Since 2000      Director and Deputy General Counsel of CSAM; Associated with CSAM
Credit Suisse Asset           Secretary                         since January 2000; Associated with the law firm of Swidler Berlin
Management, LLC                                                 Shereff Friedman LLP from 1996 to 2000; Officer of other Credit
466 Lexington Avenue                                            Suisse Funds
New York, New York
10017-3140

Date of Birth: 11/17/66

Rocco A. Del Guercio          Assistant         Since 1999      Vice President of CSAM; Associated with CSAM since June 1996;
Credit Suisse Asset           Treasurer                         Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 04/28/63

Joseph Parascondola           Assistant         Since 2000      Assistant Vice President of CSAM; Associated with CSAM since April
Credit Suisse Asset           Treasurer                         2000; Assistant Vice President, Deutsche Asset Management from
Management, LLC                                                 January 1999 to April 2000; Assistant Vice President, Weiss, Peck
466 Lexington Avenue                                            & Greer LLC from November 1995 to December 1998; Officer of other
New York, New York                                              Credit Suisse Funds
10017-3140

Date of Birth: 06/05/63

                                                TERM
                                                OF OFFICE(1)
                                                AND
                              POSITION(S)       LENGTH
NAME, ADDRESS AND             HELD WITH         OF TIME
DATE OF BIRTH                 FUNDS             SERVED          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------       -----------       ------------    ----------------------------------------------
OFFICERS

Robert M. Rizza               Assistant         Since 2002      Assistant Vice President of CSAM; Associated with CSAM since 1998;
Credit Suisse Asset           Treasurer                         Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

   The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE TAX EFFICIENT FUND
TAX INFORMATION LETTER (UNAUDITED)
October 31, 2003

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

   Corporate shareholders should note for the year ended October 31, 2003, the percentage of the Fund's investment income (I.E., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 100.00%.

   For the fiscal year ended October 31, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam-americas.com

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSTXE-2-1003

ITEM 2. CODE OF ETHICS.
The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 11(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2003. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Form N-CSR disclosure requirement is not yet effective with respect to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)  The registrant's code of ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)  Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

               CREDIT SUISSE CAPITAL FUNDS

               /s/ Joseph D. Gallagher
               -----------------------
               Name: Joseph D. Gallagher
               Title: Chief Executive Officer
               Date: January 5, 2004

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

               /s/ Joseph D. Gallagher
               -----------------------
               Name: Joseph D. Gallagher
               Title: Chief Executive Officer
               Date: January 5, 2004


               /s/ Michael A. Pignataro
               ------------------------
               Name: Michael A. Pignataro
               Title: Chief Financial Officer
               Date: January 5, 2004